UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Sharon Akselrod, Assistant Secretary

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

Alerian Energy Infrastructure ETF

Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (32.31%)
Energy (32.31%)
Enbridge, Inc.	153,957	$5,695,222
Gibson Energy, Inc.	55,839	903,387
Inter Pipeline, Ltd.	153,985	2,476,023
Keyera Corp.	79,904	1,961,851
Pembina Pipeline Corp.	75,806	2,774,282
TransCanada Corp.	103,317	4,620,393
Total Energy		18,431,158

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $18,770,989)		18,431,158

U.S. ENERGY INFRASTRUCTURE COMPANIES (25.21%)
Energy (23.14%)
Cheniere Energy, Inc.(a)	43,394	2,796,743
Kinder Morgan, Inc.	213,671	4,093,937
ONEOK, Inc.	43,311	2,783,165
SemGroup Corp., Class A	30,499	480,054
Targa Resources Corp.	66,514	2,676,523
Tellurian, Inc.(a)(b)	35,839	367,708
Total Energy		13,198,130

Industrials (2.07%)
Macquarie Infrastructure Corp.	28,842	1,179,350

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $16,069,597)		14,377,480

U.S. ENERGY INFRASTRUCTURE MLPS (26.73%)
Energy (26.73%)
Andeavor Logistics LP	11,251	395,810
BP Midstream Partners LP	5,118	83,884
Buckeye Partners LP	15,646	492,536
CNX Midstream Partners LP	4,478	69,454
Crestwood Equity Partners LP	5,243	166,308
Enable Midstream Partners LP	9,400	139,778
Energy Transfer LP	239,345	3,539,913
Enterprise Products Partners LP	158,106	4,371,631
Genesis Energy LP	11,709	252,329
Holly Energy Partners LP	4,895	142,787
Magellan Midstream Partners LP	24,264	1,476,950
MPLX LP	30,819	1,021,958
NGL Energy Partners LP	12,254	159,792
Noble Midstream Partners LP	2,307	77,654
NuStar Energy LP	10,458	270,967
Phillips 66 Partners LP	5,868	287,884
Shell Midstream Partners LP	13,239	236,713
Summit Midstream Partners LP	4,395	46,499
Tallgrass Energy LP	57,196	1,294,345
Western Midstream Partners LP	21,570	721,732
Total Energy		15,248,924

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $16,504,235)		15,248,924

U.S. GENERAL PARTNERS (15.00%)
Energy (15.00%)
Antero Midstream GP LP	93,540	1,194,506
EnLink Midstream LLC	99,444	1,108,800
Plains GP Holdings LP, Class A	118,830	2,755,668
The Williams Cos., Inc.	130,943	3,494,869
Total Energy		8,553,843

TOTAL U.S. GENERAL PARTNERS
(Cost $10,477,734)		8,553,843

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.60%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $27,757)	2.326%	27,757	27,757

Investments Purchased with Collateral from Securities Loaned (0.55%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%
(Cost $312,685)		312,685	312,685
TOTAL SHORT TERM INVESTMENTS
(Cost $340,442)			340,442

TOTAL INVESTMENTS (99.85%)
(Cost $62,162,997)			$56,951,847
NET LIABILITIES LESS OTHER ASSETS (0.15%)			88,419
NET ASSETS - 100.00%			$57,040,266

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $320,430.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF

Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (99.96%)
Gathering & Processing | Natural Gas (27.20%)
Antero Midstream Partners LP	8,269,251	$199,702,412
Crestwood Equity Partners LP(a)	4,610,614	146,248,676
DCP Midstream LP(a)	8,514,558	274,424,204
Enable Midstream Partners LP	8,264,833	122,898,067
EnLink Midstream LLC	14,763,658	164,614,787
MPLX LP	27,094,034	898,438,167
Western Midstream Partners LP(a)	18,954,463	634,216,332
Total Gathering & Processing | Natural Gas		2,440,542,645

Other | Liquefaction (1.89%)
Cheniere Energy Partners LP	3,833,287	169,929,613

Pipeline Transportation | Natural Gas (24.98%)
Energy Transfer LP	59,605,102	881,559,459
Enterprise Products Partners LP	32,337,467	894,130,962
EQM Midstream Partners LP(a)	7,812,968	303,690,066
TC PipeLines LP(a)	5,097,423	161,996,103
Total Pipeline Transportation | Natural Gas		2,241,376,590

Pipeline Transportation | Petroleum (45.89%)
Andeavor Logistics LP	9,888,625	347,881,828
Buckeye Partners LP(a)	13,760,775	433,189,197
Genesis Energy LP(a)	10,290,266	221,755,232
Holly Energy Partners LP	4,301,731	125,481,493
Magellan Midstream Partners LP(a)	15,363,245	935,160,723
NGL Energy Partners LP(a)	10,774,395	140,498,111
NuStar Energy LP(a)	9,191,304	238,146,687
Phillips 66 Partners LP	5,158,833	253,092,347
Plains All American Pipeline LP(a)	38,589,804	900,686,025
Shell Midstream Partners LP(a)	11,642,991	208,176,679
Tallgrass Energy LP	13,893,203	314,403,184
Total Pipeline Transportation | Petroleum		4,118,471,506

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $9,152,391,073)		8,970,320,354

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.16%)
State Street Institutional Treasury Plus Money Market Fund	2.326%	14,256,927	$14,256,927
TOTAL SHORT TERM INVESTMENTS
(Cost $14,256,927)			14,256,927

TOTAL INVESTMENTS (100.12%)
(Cost $9,166,648,000)			$8,984,577,281
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.12%)			(11,128,518)
NET ASSETS - 100.00%			$8,973,448,763

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF

Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (89.21%)
Consumer Discretionary (4.05%)
Tesla, Inc.(a)	3,433	$1,098,148

Energy (5.49%)
Green Plains, Inc.	28,984	452,150
Renewable Energy Group, Inc.(a)	26,914	715,105
REX American Resources Corp.(a)	4,069	324,340
Total Energy		1,491,595

Industrials (22.35%)
Acuity Brands, Inc.	10,423	1,356,241
Ameresco, Inc., Class A(a)	13,025	213,219
Ballard Power Systems, Inc.(a)(b)	114,754	410,820
Covanta Holding Corp.	78,672	1,335,851
Enphase Energy, Inc.(a)	65,061	590,103
Plug Power, Inc.(a)(b)	171,308	306,641
Sunrun, Inc.(a)	71,970	1,116,254
TPI Composites, Inc.(a)	18,843	569,247
Vivint Solar, Inc.(a)(b)	30,282	158,375
Total Industrials		6,056,751

Information Technology (23.99%)
Cree, Inc.(a)	28,011	1,524,079
First Solar, Inc.(a)	28,869	1,517,066
Itron, Inc.(a)	23,634	1,252,838
SunPower Corp.(a)	45,417	292,940
Universal Display Corp.	12,882	1,922,509
Total Information Technology		6,509,432

Real Estate (3.43%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,761	929,676

Utilities (29.90%)
Boralex, Inc., Class A	66,224	935,525
Clearway Energy, Inc., Class C	54,108	811,079
Innergex Renewable Energy, Inc.	90,384	1,010,334
Northland Power, Inc.	71,708	1,359,560
Ormat Technologies, Inc.	22,858	1,276,162
Pattern Energy Group, Inc., Class A	58,101	1,211,987
TerraForm Power, Inc., Class A	49,258	616,218
TransAlta Renewables, Inc.	95,573	888,224
Total Utilities		8,109,089

TOTAL COMMON STOCKS
(Cost $21,982,818)		24,194,691

MASTER LIMITED PARTNERSHIPS (10.36%)
Energy (1.20%)
Enviva Partners LP	10,862	326,403

Utilities (9.16%)
Brookfield Renewable Partners LP	44,500	1,339,447
NextEra Energy Partners LP	26,512	1,145,053
Total Utilities		2,484,500

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $2,817,374)		2,810,903

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.04%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $63,327)	2.326%	63,327	63,327

Investments Purchased with Collateral from Securities Loaned (2.80%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%
(Cost $759,072)		759,072	759,072
TOTAL SHORT TERM INVESTMENTS
(Cost $822,399)			822,399

TOTAL INVESTMENTS (102.60%)
(Cost $25,622,591)			$27,827,993
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.60%)			(705,108)
NET ASSETS - 100.00%			$27,122,885

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $733,211.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF
Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.86%)
Communication Services (2.17%)
Netflix, Inc.(a)	1,630	$583,703
Spotify Technology SA(a)	3,564	499,459
Total Communication Services		1,083,162

Consumer Discretionary (1.28%)
iRobot Corp.(a)	5,100	637,806

Financials (5.16%)
American Express Co.	4,193	451,754
LendingClub Corp.(a)	157,998	469,254
LendingTree, Inc.(a)(b)	1,910	609,195
Moody's Corp.	3,004	520,052
S&P Global, Inc.	2,657	532,384
Total Financials		2,582,639

Health Care (11.34%)
ABIOMED, Inc.(a)	1,399	467,966
Align Technology, Inc.(a)	2,072	536,586
Boston Scientific Corp.(a)	12,097	485,332
Cochlear, Ltd.	3,601	435,520
CYBERDYNE, Inc.(a)(b)	80,600	474,352
DENTSPLY SIRONA, Inc.	11,940	498,614
DexCom, Inc.(a)	3,661	510,087
DiaSorin SpA	5,386	528,394
Intuitive Surgical, Inc.(a)	872	477,516
Smith & Nephew PLC, Sponsored ADR	11,660	450,542
TransEnterix, Inc.(a)(b)	147,168	366,448
William Demant Holding A/S(a)	14,716	441,972
Total Health Care		5,673,329

Industrials (18.17%)
ABB, Ltd., Sponsored ADR(b)	22,584	445,131
ADT, Inc.(b)	62,223	497,784
Aerovironment, Inc.(a)	6,093	485,429
ATS Automation Tooling Systems, Inc.(a)	37,601	529,462
Experian PLC	18,666	486,117
FANUC Corp.	2,861	473,304
IHS Markit, Ltd.(a)	9,030	480,125
Proto Labs, Inc.(a)	3,817	431,283
Prysmian SpA	23,516	480,132
RELX PLC, ADR(b)	21,791	502,283
Schneider Electric SE	6,274	488,270
Sensata Technologies Holding PLC(a)	10,203	517,598
Siemens Gamesa Renewable Energy SA(a)	31,203	477,543
SLM Solutions Group AG(a)	33,870	343,647
Thomson Reuters Corp.	8,707	473,478
Verisk Analytics, Inc.(a)	3,874	489,790
Vestas Wind Systems A/S	5,574	463,980
Wolters Kluwer NV	7,427	489,806
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	451,800	518,004
Total Industrials		9,073,166

Information Technology (57.08%)
3D Systems Corp.(a)(b)	40,539	572,411
Alarm.com Holdings, Inc.(a)	8,495	557,527
ams AG(b)	18,537	575,770
ANSYS, Inc.(a)	2,913	516,358
Arlo Technologies, Inc.(a)	17,530	75,905
Autodesk, Inc.(a)	3,323	541,682
Black Knight, Inc.(a)	10,008	522,918
Check Point Software Technologies, Ltd.(a)	4,124	504,365
Cognex Corp.	11,321	604,542
Dassault Systemes SE	3,597	526,360
Ellie Mae, Inc.(a)	6,922	688,670
FARO Technologies, Inc.(a)	10,279	470,881
First Data Corp., Class A(a)	26,080	655,650
First Solar, Inc.(a)	9,876	518,984
Fiserv, Inc.(a)	5,754	487,306
Fitbit, Inc., Class A(a)	93,944	556,148
FleetCor Technologies, Inc.(a)	2,507	584,833
Fortinet, Inc.(a)	6,004	521,087
Gartner, Inc.(a)	3,099	440,988
Gemalto NV(a)	7,763	449,449
Guidewire Software, Inc.(a)	5,304	486,589
InterDigital, Inc.	6,220	433,721
Intuit, Inc.	2,160	533,801
Keyence Corp.	878	511,448
Mastercard, Inc., Class A	2,248	505,283
Nemetschek SE	3,834	559,950
NetApp, Inc.	7,130	464,876
NETGEAR, Inc.(a)	8,853	317,380
Okta, Inc.(a)	6,692	568,017
Omron Corp.	11,100	478,495
Palo Alto Networks, Inc.(a)	2,392	589,077
PayPal Holdings, Inc.(a)	5,109	501,040
Proofpoint, Inc.(a)	4,914	580,294
PTC, Inc.(a)	5,155	478,487
Qorvo, Inc.(a)	7,411	519,808
Qualys, Inc.(a)	5,518	461,470
Red Hat, Inc.(a)	2,530	461,978
salesforce.com, Inc.(a)	3,192	522,371
SAP SE, Sponsored ADR(b)	4,323	463,123
ServiceNow, Inc.(a)	2,392	572,740
Silicon Laboratories, Inc.(a)	5,356	433,943
SimCorp A/S	6,203	558,420
Skyworks Solutions, Inc.	6,467	528,095
Splunk, Inc.(a)	4,178	567,707
Square, Inc.(a)	7,161	581,760
SS&C Technologies Holdings, Inc.	9,710	597,942
Stratasys, Ltd.(a)	22,367	636,565
Symantec Corp.	19,901	447,573

Security Description	Shares	Value
Information Technology (continued)
Temenos AG	3,465	$502,365
Trend Micro, Inc.	7,696	379,052
Visa, Inc., Class A	3,252	481,686
VMware, Inc., Class A	2,771	476,086
Wirecard AG	2,862	392,274
Worldpay, Inc., Class A(a)	5,506	527,475
Xero, Ltd.(a)	15,497	522,158
Zscaler, Inc.(a)	10,759	534,507
Total Information Technology		28,549,390

Real Estate (1.85%)
Digital Realty Trust, Inc.	3,879	438,792
Equinix, Inc.	1,149	486,602
Total Real Estate		925,394

Utilities (2.81%)
Brookfield Renewable Partners LP	16,519	497,221
China Longyuan Power Group Corp., Ltd., Class H	654,000	488,224
NextEra Energy Partners LP	9,736	420,498
Total Utilities		1,405,943

TOTAL COMMON STOCKS
(Cost $49,456,421)		49,930,829

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.50%)
Money Market Fund (0.10%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $49,244)	2.326%	49,244	49,244

Investments Purchased with Collateral from Securities Loaned (2.39%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%
(Cost $1,194,416)		1,194,416	1,194,416
TOTAL SHORT TERM INVESTMENTS
(Cost $1,243,660)			1,243,660

TOTAL INVESTMENTS (102.36%)
(Cost $50,700,081)			$51,174,489
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.36%)			(1,175,263)
NET ASSETS - 100.00%			$49,999,226

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,503,412.

See Notes to Quarterly Statement of Investments.

ALPS Emerging Sector Dividend Dogs ETF
Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.64%)
Brazil (10.52%)
BB Seguridade Participacoes SA	86,696	$630,113
Braskem SA, Sponsored ADR	24,249	699,099
Cielo SA	249,522	722,097
Engie Brasil Energia SA	68,530	750,954
Kroton Educacional SA	251,700	735,101
Total Brazil		3,537,364

Chile (1.88%)
Aguas Andinas SA, Class A	1,080,012	632,371

China (10.55%)
China Huarong Asset Management Co., Ltd., Class H(a)(b)	3,096,000	709,933
China Petroleum & Chemical Corp., ADR	7,312	627,370
Lenovo Group, Ltd.	846,000	761,963
Livzon Pharmaceutical Group, Inc., Class H	195,700	689,335
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,693,800	759,537
Total China		3,548,138

Czech Republic (1.80%)
CEZ AS	24,969	605,019

Hungary (1.82%)
Richter Gedeon Nyrt	31,534	610,585

India (7.25%)
Dr Reddy's Laboratories, Ltd., ADR	16,438	619,384
Infosys, Ltd., Sponsored ADR	60,839	652,194
Vedanta, Ltd., ADR	54,018	518,573
Wipro, Ltd., ADR	115,818	648,581
Total India		2,438,732

Indonesia (8.78%)
Adaro Energy Tbk PT	6,790,300	632,329
Astra International Tbk PT	1,032,400	524,732
Bukit Asam Tbk PT	1,956,500	553,536
Indofood Sukses Makmur Tbk PT	1,233,200	620,216
Kalbe Farma Tbk PT	5,855,800	622,315
Total Indonesia		2,953,128

Malaysia (10.21%)
Genting Bhd	415,000	752,133
Genting Malaysia Bhd	902,300	776,602
MISC Bhd	412,800	700,435
Sime Darby Bhd	1,085,000	578,987
Tenaga Nasional Bhd	190,000	627,026
Total Malaysia		3,435,183

Mexico (8.62%)
Alfa Sab De Cv(c)	551,290	627,590
Grupo Aeroportuario del Pacifico SAB de CV, ADR	8,492	791,879
Grupo Lala SAB de CV	604,456	731,063
Grupo Mexico SAB de CV, Series B	298,338	747,183
Total Mexico		2,897,715

Poland (1.90%)
Bank Polska Kasa Opieki SA	21,345	639,126

Russia (5.78%)
Mobile TeleSystems PJSC, Sponsored ADR	84,633	654,213
Severstal PJSC, GDR(b)	43,285	668,753
X5 Retail Group NV, GDR(b)	24,566	621,520
Total Russia		1,944,486

South Africa (9.05%)
Absa Group, Ltd.	54,821	702,487
AVI, Ltd.	88,533	562,465
MTN Group, Ltd.	100,856	597,676
Netcare, Ltd.	335,899	606,316
Vodacom Group, Ltd.	69,847	575,477
Total South Africa		3,044,421

Thailand (10.54%)
Delta Electronics Thailand PCL	283,824	652,987
Glow Energy PCL	230,600	665,914
Intouch Holdings PCL, NVDR	411,700	725,088
Thai Beverage PCL	1,396,600	841,885
Thai Oil PCL	287,600	659,392
Total Thailand		3,545,266

Turkey (10.94%)
Eregli Demir ve Celik Fabrikalari TAS	425,972	743,701
Ford Otomotiv Sanayi AS	64,328	668,194
Tupras Turkiye Petrol Rafinerileri AS	26,143	702,762
Turkcell Iletisim Hizmetleri AS, ADR(d)	108,376	715,282
Turkiye Is Bankasi AS, Class C	781,408	850,462
Total Turkey		3,680,401

TOTAL COMMON STOCKS
(Cost $32,514,874)		33,511,935

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.15%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $43,777)	2.326%	43,777	$43,777

Investments Purchased with Collateral from Securities Loaned (0.02%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%
(Cost $7,000)		7,000	7,000
TOTAL SHORT TERM INVESTMENTS
(Cost $50,777)			50,777

TOTAL INVESTMENTS (99.79%)
(Cost $32,565,651)			$33,562,712
NET LIABILITIES LESS OTHER ASSETS (0.21%)			71,992
NET ASSETS - 100.00%			$33,634,704

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $709,933, representing 2.11% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2019, the market value of those securities was $2,000,206 representing 5.95% of net assets.
(c)	Non-income producing security.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $643,282.

See Notes to Quarterly Schedule of Investments.

ALPS Equal Sector Weight ETF
Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (99.98%)
Communication Services (9.16%)
Communication Services Select Sector SPDR® Fund	304,613	$13,987,829

Consumer Discretionary (9.34%)
Consumer Discretionary Select Sector SPDR® Fund	129,335	14,254,010

Consumer Staples (8.60%)
Consumer Staples Select Sector SPDR® Fund	241,665	13,132,076

Energy (9.24%)
Energy Select Sector SPDR® Fund	216,120	14,101,830

Financials (9.25%)
Financial Select Sector SPDR® Fund	532,114	14,111,663

Healthcare (8.81%)
Health Care Select Sector SPDR® Fund	146,663	13,441,664

Industrials (9.74%)
Industrial Select Sector SPDR® Fund	194,829	14,873,246

Materials (9.00%)
Materials Select Sector SPDR® Fund	249,556	13,738,058

Real Estate (8.91%)
Real Estate Select Sector SPDR® Fund	391,814	13,599,864

Technology (9.51%)
Technology Select Sector SPDR® Fund	204,877	14,517,584

Utilities (8.42%)
Utilities Select Sector SPDR® Fund	225,319	12,845,436

TOTAL EXCHANGE TRADED FUNDS
(Cost $119,303,722)		152,603,260

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.03%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.326%	44,554	$44,554
TOTAL SHORT TERM INVESTMENTS
(Cost $44,554)			44,554

TOTAL INVESTMENTS (100.01%)
(Cost $119,348,276)			$152,647,814
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.01%)			(17,759)
NET ASSETS - 100.00%			$152,630,055

Common Abbreviations:
SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF
Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.15%)
Australia (20.72%)
Australia & New Zealand Banking Group, Ltd.	285,065	$5,661,905
BHP Group, Ltd.	218,216	5,762,889
Commonwealth Bank of Australia	102,772	5,391,054
National Australia Bank, Ltd.	296,138	5,278,947
Rio Tinto, Ltd.	94,833	6,468,665
South32, Ltd.	2,155,549	5,978,542
Telstra Corp., Ltd.	2,460,846	5,463,733
Wesfarmers, Ltd.	225,922	5,317,354
Westpac Banking Corp.	283,991	5,431,067
Woodside Petroleum, Ltd.	226,722	5,829,917
Total Australia		56,584,073

Finland (7.75%)
Fortum OYJ	219,797	4,880,161
Nokia OYJ	845,572	5,112,910
Nordea Bank Abp	583,185	5,288,824
UPM-Kymmene OYJ	194,671	5,872,288
Total Finland		21,154,183

France (5.52%)
Bouygues SA	135,006	5,105,959
Engie SA	345,936	5,213,678
Sanofi	56,968	4,762,674
Total France		15,082,311

Germany (7.72%)
Bayer AG	70,807	5,660,314
Daimler AG	94,669	5,670,498
Deutsche Post AG	178,901	5,559,376
Telefonica Deutschland Holding AG	1,278,032	4,195,373
Total Germany		21,085,561

Hong Kong (4.21%)
Sands China, Ltd.	1,118,200	5,584,055
WH Group, Ltd.(a)(b)	6,658,000	5,911,814
Total Hong Kong		11,495,869

Italy (1.99%)
Eni SpA	315,551	5,443,437

Japan (16.02%)
Canon, Inc.	182,063	5,228,400
Hitachi, Ltd.	176,000	5,265,868
Japan Tobacco, Inc.	200,600	5,098,460
Kyocera Corp.	99,500	5,481,806
Mitsui & Co., Ltd.	327,700	5,144,889
Subaru Corp.	231,800	5,877,923
Takeda Pharmaceutical Co., Ltd.	144,300	5,785,464
Tokyo Electron, Ltd.	43,100	5,858,027
Total Japan		43,740,837

Netherlands (1.96%)
Royal Dutch Shell PLC, Class A	171,232	5,342,485

Norway (1.97%)
Mowi ASA	232,453	5,362,639

Portugal (1.93%)
EDP - Energias de Portugal SA	1,438,476	5,276,730

Spain (5.93%)
Aena SME SA(a)(b)	31,698	5,657,016
Endesa SA	211,908	5,338,923
Repsol SA	301,808	5,192,287
Total Spain		16,188,226

Sweden (1.63%)
Hennes & Mauritz AB, Class B	294,306	4,454,103

Switzerland (2.06%)
Roche Holding AG	20,230	5,620,739

United Kingdom (19.74%)
Anglo American PLC	238,006	6,324,641
BAE Systems PLC	884,085	5,464,350
BP PLC	785,083	5,564,685
British American Tobacco PLC	151,617	5,547,272
BT Group PLC	1,603,701	4,566,822
GlaxoSmithKline PLC	272,166	5,405,431
Imperial Brands PLC	169,748	5,652,278
SSE PLC	370,192	5,835,591
Vodafone Group PLC	2,511,647	4,473,305
WPP PLC	463,779	5,079,776
Total United Kingdom		53,914,151

TOTAL COMMON STOCKS
(Cost $272,429,751)		270,745,344

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.12%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.326%	316,820	$316,820
TOTAL SHORT TERM INVESTMENTS
(Cost $316,820)			316,820

TOTAL INVESTMENTS (99.27%)
(Cost $272,746,571)			$271,062,164
OTHER ASSETS IN EXCESS OF LIABILITIES (0.73%)			1,995,400
NET ASSETS - 100.00%			$273,057,564

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $11,568,830, representing 4.24% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2019, the market value of those securities was $11,568,830 representing 4.24% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF

Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.99%)
Biotechnology (99.99%)
Abeona Therapeutics, Inc.(a)(b)	112,295	$788,311
AC Immune SA(a)(b)	157,780	728,944
Acceleron Pharma, Inc.(a)	107,991	4,755,924
Achillion Pharmaceuticals, Inc.(a)	324,683	814,954
Acorda Therapeutics, Inc.(a)	111,186	1,638,882
Adamas Pharmaceuticals, Inc.(a)(b)	64,022	716,406
Aduro Biotech, Inc.(a)	185,982	799,722
Agios Pharmaceuticals, Inc.(a)	136,015	8,823,293
Akebia Therapeutics, Inc.(a)	222,979	1,623,287
Albireo Pharma, Inc.(a)	28,030	788,203
AMAG Pharmaceuticals, Inc.(a)	80,894	1,204,512
AnaptysBio, Inc.(a)	62,509	4,304,995
Apellis Pharmaceuticals, Inc.(a)	131,488	1,992,043
Arbutus Biopharma Corp.(a)	129,769	569,686
Arena Pharmaceuticals, Inc.(a)	115,523	5,766,908
ArQule, Inc.(a)	255,294	834,811
Array BioPharma, Inc.(a)(b)	498,078	11,425,909
Ascendis Pharma A/S, ADR(a)	98,249	7,154,492
Atara Biotherapeutics, Inc.(a)	106,721	3,821,679
Athersys, Inc.(a)(b)	332,010	494,695
Calithera Biosciences, Inc.(a)	89,300	495,615
Cara Therapeutics, Inc.(a)(b)	92,240	1,572,692
CASI Pharmaceuticals, Inc.(a)(b)	223,192	732,070
Catalyst Pharmaceuticals, Inc.(a)	240,641	700,265
ChemoCentryx, Inc.(a)	118,348	1,272,241
Concert Pharmaceuticals, Inc.(a)	54,875	833,551
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	134,058	930,362
CRISPR Therapeutics AG(a)(b)	120,197	4,253,772
Emergent BioSolutions, Inc.(a)	119,079	6,948,260
Enanta Pharmaceuticals, Inc.(a)	45,395	4,654,803
Fate Therapeutics, Inc.(a)	150,870	2,370,168
FibroGen, Inc.(a)	198,596	11,478,849
Five Prime Therapeutics, Inc.(a)	83,065	961,893
Flexion Therapeutics, Inc.(a)	88,671	1,225,433
G1 Therapeutics, Inc.(a)	86,942	1,604,949
Galapagos NV, Sponsored ADR(a)	76,901	7,507,076
Global Blood Therapeutics, Inc.(a)(b)	129,808	6,814,920
GlycoMimetics, Inc.(a)(b)	101,040	1,241,782
Halozyme Therapeutics, Inc.(a)	338,000	5,830,500
ImmunoGen, Inc.(a)	348,610	1,645,439
Immunomedics, Inc.(a)(b)	427,897	6,743,657
Insmed, Inc.(a)	180,263	5,344,798
Kiniksa Pharmaceuticals, Ltd., Class A(a)(b)	36,942	663,109
Krystal Biotech, Inc.(a)(b)	33,792	755,589
Kura Oncology, Inc.(a)	89,091	1,357,747
Ligand Pharmaceuticals, Inc.(a)	49,684	6,164,791
MacroGenics, Inc.(a)	98,777	1,975,540
Madrigal Pharmaceuticals, Inc.(a)(b)	35,947	4,719,122
MediciNova, Inc.(a)(b)	98,084	897,469
MEI Pharma, Inc.(a)	166,592	479,785
Minerva Neurosciences, Inc.(a)	91,038	721,931
Mirati Therapeutics, Inc.(a)(b)	76,010	5,533,528
NuCana PLC, ADR(a)(b)	74,674	888,621
PDL BioPharma, Inc.(a)	341,917	1,241,159
Progenics Pharmaceuticals, Inc.(a)	198,016	875,231
PTC Therapeutics, Inc.(a)	117,982	4,075,098
Rhythm Pharmaceuticals, Inc.(a)	80,447	2,307,220
Savara, Inc.(a)	82,276	566,059
Synlogic, Inc.(a)	59,604	517,959
Syros Pharmaceuticals, Inc.(a)	78,819	535,181
Tocagen, Inc.(a)(b)	46,736	510,357
uniQure NV(a)	86,320	4,660,417
United Therapeutics Corp.(a)	74,258	9,378,043
UroGen Pharma, Ltd.(a)	37,707	1,450,965
Vericel Corp.(a)	101,324	1,895,772
Viking Therapeutics, Inc.(a)(b)	167,077	1,405,117
Voyager Therapeutics, Inc.(a)	76,256	1,143,840
Xenon Pharmaceuticals, Inc.(a)	58,574	537,709
Total Biotechnology		189,468,110

TOTAL COMMON STOCKS
(Cost $175,245,485)		189,468,110

WARRANTS(0.00%)(c)
(0.00%)
Corium International, Inc.(b)
(Expiring 4/1/2020)	59,464	595

TOTAL WARRANTS
(Cost $–)		595

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.11%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $64,086)	2.326%	64,086	$64,086

Investments Purchased with Collateral from Securities Loaned (5.08%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%
(Cost $9,621,389)		9,621,389	9,621,389
TOTAL SHORT TERM INVESTMENTS
(Cost $9,685,475)			9,685,475

TOTAL INVESTMENTS (105.10%)
(Cost $184,930,960)			$199,154,180
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.10%)			(9,674,315)
NET ASSETS - 100.00%			$189,479,865

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $24,520,374.
(c)	Less than .005%.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.74%)
Communication Services (9.28%)
AT&T, Inc.	1,235,268	$38,441,540
CenturyLink, Inc.	2,195,686	28,961,098
Interpublic Group of Cos., Inc.	1,688,955	38,896,634
Omnicom Group, Inc.	492,534	37,284,824
Verizon Communications, Inc.	655,435	37,307,360
Total Communication Services		180,891,456

Consumer Discretionary (9.51%)
Ford Motor Co.	4,392,061	38,518,375
General Motors Co.	1,066,043	42,087,378
Leggett & Platt, Inc.	1,034,404	46,982,630
Macy's, Inc.	1,219,582	30,233,438
Newell Brands, Inc.	1,700,341	27,596,534
Total Consumer Discretionary		185,418,355

Consumer Staples (9.45%)
Altria Group, Inc.	707,973	37,104,865
Campbell Soup Co.	953,230	34,335,345
General Mills, Inc.	1,000,659	47,161,059
Kraft Heinz Co.	786,237	26,095,206
Philip Morris International, Inc.	453,561	39,432,593
Total Consumer Staples		184,129,068

Energy (10.12%)
Helmerich & Payne, Inc.	639,654	34,669,247
Occidental Petroleum Corp.	574,503	38,003,374
ONEOK, Inc.	621,590	39,943,373
Schlumberger, Ltd.	956,706	42,152,466
Williams Cos., Inc.	1,595,705	42,589,366
Total Energy		197,357,826

Financials (11.21%)
Invesco, Ltd.	2,207,122	42,707,811
MetLife, Inc.	961,837	43,465,414
People's United Financial, Inc.	2,453,605	43,576,025
Principal Financial Group, Inc.	859,205	45,228,551
Prudential Financial, Inc.	454,195	43,534,591
Total Financials		218,512,392

Health Care (9.55%)
AbbVie, Inc.	436,705	34,604,504
Bristol-Myers Squibb Co.	716,193	36,998,530
Cardinal Health, Inc.	747,063	40,595,404
Gilead Sciences, Inc.	570,405	37,087,733
Pfizer, Inc.	852,684	36,963,851
Total Health Care		186,250,022

Industrials (10.60%)
Cummins, Inc.	279,489	43,066,460
Eaton Corp. PLC	530,175	42,292,060
Johnson Controls International PLC	1,170,249	41,274,682
Nielsen Holdings PLC	1,454,783	38,115,315
United Parcel Service, Inc., Class B	379,272	41,795,774
Total Industrials		206,544,291

Information Technology (10.68%)
International Business Machines Corp.	312,037	43,101,671
QUALCOMM, Inc.	647,820	34,587,110
Seagate Technology PLC	970,270	45,175,771
Western Digital Corp.	964,557	48,517,217
Western Union Co.	2,057,789	36,772,689
Total Information Technology		208,154,458

Materials (9.53%)
CF Industries Holdings, Inc.	889,496	37,536,731
International Paper Co.	861,240	39,462,017
LyondellBasell Industries NV, Class A	455,352	38,941,703
Packaging Corp. of America	400,316	38,266,206
Westrock Co.	843,297	31,522,442
Total Materials		185,729,099

Utilities (9.81%)
Dominion Resources, Inc.	487,766	36,138,583
Edison International	627,295	37,568,698
Entergy Corp.	416,046	38,829,573
PPL Corp.	1,223,193	39,350,119
Southern Co.	790,384	39,274,181
Total Utilities		191,161,154

TOTAL COMMON STOCKS
(Cost $1,949,525,138)		1,944,148,121

TOTAL INVESTMENTS (99.74%)
(Cost $1,949,525,138)		$1,944,148,121
OTHER ASSETS IN EXCESS OF LIABILITIES (0.26%)		4,939,292
NET ASSETS - 100.00%		$1,949,087,413

See Notes to Quarterly Schedule of Investments.

Barron's 400 ETF

Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (93.28%)
Communication Services (3.00%)
AMC Networks, Inc., Class A(a)	7,156	$470,221
Cable One, Inc.	508	482,087
Comcast Corp., Class A	11,827	457,350
Facebook, Inc., Class A(a)	2,843	459,002
Gray Television, Inc.(a)	27,121	594,221
IAC/InterActiveCorp(a)	2,018	429,935
Marcus Corp.	11,104	470,699
Match Group, Inc.	7,735	428,364
Nexstar Media Group, Inc., Class A	5,692	556,279
Sinclair Broadcast Group, Inc., Class A	16,235	586,084
Total Communication Services		4,934,242

Consumer Discretionary (16.25%)
Aaron's, Inc.	8,696	472,106
Acushnet Holdings Corp.	17,266	430,096
American Axle & Manufacturing Holdings, Inc.(a)	25,351	408,151
American Eagle Outfitters, Inc.	19,308	393,883
Booking Holdings, Inc.(a)	236	400,501
Boot Barn Holdings, Inc.(a)	14,941	425,819
BorgWarner, Inc.	10,626	431,522
Burlington Stores, Inc.(a)	2,813	477,479
Callaway Golf Co.	19,815	341,016
Carter's, Inc.	4,933	480,672
Cavco Industries, Inc.(a)	1,818	251,666
Citi Trends, Inc.	14,580	315,511
Cooper-Standard Holding, Inc.(a)	3,763	226,194
Cracker Barrel Old Country Store, Inc.	3,177	514,642
Dave & Buster's Entertainment, Inc.	7,164	367,728
Deckers Outdoor Corp.(a)	4,067	601,713
Dollar General Corp.	4,179	495,044
DR Horton, Inc.	10,296	400,411
Five Below, Inc.(a)	3,415	410,995
Floor & Decor Holdings, Inc., Class A(a)	13,121	487,839
Fox Factory Holding Corp.(a)	6,550	415,139
Gap, Inc.	16,926	429,920
Gentex Corp.	20,961	426,347
Grand Canyon Education, Inc.(a)	4,187	484,352
GrubHub, Inc.(a)	3,231	263,585
H&R Block, Inc.	18,057	436,077
Hilton Grand Vacations, Inc.(a)	14,040	446,332
International Speedway Corp., Class A	10,369	448,459
iRobot Corp.(a)	3,882	485,483
Johnson Outdoors, Inc., Class A	4,636	304,307
Kohl's Corp.	5,598	378,033
Las Vegas Sands Corp.	7,565	464,718
La-Z-Boy, Inc.	14,413	495,951
LCI Industries	4,697	382,712
Lear Corp.	2,940	447,086
Lennar Corp., Class B	10,716	412,245
LGI Homes, Inc.(a)(b)	9,106	538,165
Lowe's Cos., Inc.	3,919	411,848
Malibu Boats, Inc., Class A(a)	8,409	388,580
MasterCraft Boat Holdings, Inc.(a)	11,972	295,349
Nordstrom, Inc.	6,937	327,981
Norwegian Cruise Line Holdings, Ltd.(a)	7,955	441,741
Nutrisystem, Inc.	12,565	543,813
NVR, Inc.(a)	170	445,400
Ollie's Bargain Outlet Holdings, Inc.(a)	4,909	433,072
O'Reilly Automotive, Inc.(a)	1,338	497,683
PetMed Express, Inc.	11,885	273,949
PulteGroup, Inc.	16,588	447,876
Qurate Retail, Inc.(a)	20,676	372,375
Ross Stores, Inc.	4,709	446,554
Ruth's Hospitality Group, Inc.	14,700	373,674
Stamps.com, Inc.(a)	1,965	184,690
Starbucks Corp.	8,293	582,666
Steven Madden, Ltd.	11,571	381,727
Thor Industries, Inc.	4,268	275,585
Tilly's, Inc., Class A	24,921	302,292
TJX Cos., Inc.	8,373	429,451
Toll Brothers, Inc.	12,218	434,961
TopBuild Corp.(a)	7,302	434,469
TRI Pointe Group, Inc.(a)	32,157	405,178
Ulta Beauty, Inc.(a)	1,611	503,421
Vail Resorts, Inc.	1,550	323,005
Wendy's Co.	25,112	435,191
Winnebago Industries, Inc.	12,727	415,282
ZAGG, Inc.(a)	28,029	325,136
Total Consumer Discretionary		26,724,848

Consumer Staples (2.71%)
Church & Dwight Co., Inc.	7,652	503,502
Constellation Brands, Inc., Class A	2,138	361,664
Hershey Co.	4,417	488,874
McCormick & Co., Inc.	3,481	473,346
Medifast, Inc.	1,953	248,871
National Beverage Corp.(b)	3,951	270,999
Nu Skin Enterprises, Inc., Class A	5,358	322,069
Pilgrim's Pride Corp.(a)	24,278	477,548
Post Holdings, Inc.(a)	4,620	470,686
Sprouts Farmers Market, Inc.(a)	16,556	386,086
Tyson Foods, Inc., Class A	7,320	451,351
Total Consumer Staples		4,454,996

Energy (6.42%)
Arch Coal, Inc., Class A	5,036	469,154
BP Prudhoe Bay Royalty Trust	14,127	375,637
Cactus, Inc., Class A(a)	12,605	457,057

Security Description	Shares	Value
Energy (continued)
Callon Petroleum Co.(a)	39,237	$300,163
Centennial Resource Development, Inc., Class A(a)(b)	21,540	195,368
Cimarex Energy Co.	5,047	362,930
Concho Resources, Inc.	3,182	350,020
CONSOL Energy, Inc.(a)	10,899	413,617
Continental Resources, Inc.(a)	7,282	324,850
Diamondback Energy, Inc.	3,658	376,518
EOG Resources, Inc.	3,819	358,986
FTS International, Inc.(a)	40,954	421,417
Gulfport Energy Corp.(a)	40,939	313,593
HollyFrontier Corp.	6,572	336,486
Laredo Petroleum, Inc.(a)	54,423	186,671
Mammoth Energy Services, Inc.	16,132	370,875
Marathon Petroleum Corp.	10,925	677,459
Matador Resources Co.(a)	14,266	265,348
McDermott International, Inc.(a)	24,238	205,538
Parsley Energy, Inc., Class A(a)	16,188	293,650
PBF Energy, Inc., Class A	8,695	270,154
Phillips 66	3,997	385,151
Pioneer Natural Resources Co.	2,624	369,853
ProPetro Holding Corp.(a)	27,075	537,710
Renewable Energy Group, Inc.(a)	16,556	439,893
Ring Energy, Inc.(a)	40,684	251,020
RPC, Inc.	29,748	319,791
SRC Energy, Inc.(a)	51,747	238,036
Texas Pacific Land Trust	543	403,786
Valero Energy Corp.	3,927	320,286
Total Energy		10,591,017

Financials (16.37%)
American Equity Investment Life Holding Co.	12,615	399,265
Associated Banc-Corp	17,474	406,795
Athene Holding, Ltd., Class A(a)	8,830	393,377
BancFirst Corp.	7,523	424,147
Bank of NT Butterfield & Son, Ltd.	9,075	369,716
Bank OZK	11,818	387,630
BankUnited, Inc.	12,539	457,548
Cathay General Bancorp	10,817	420,132
CenterState Bank Corp.	14,964	395,947
Citizens Financial Group, Inc.	11,473	423,813
Cohen & Steers, Inc.	10,790	450,590
Comerica, Inc.	4,940	430,323
Commerce Bancshares, Inc.	7,008	441,013
Community Bank System, Inc.	7,263	470,570
Credit Acceptance Corp.(a)	1,034	454,815
Cullen/Frost Bankers, Inc.	4,229	438,463
Discover Financial Services	5,833	417,701
E*TRADE Financial Corp.	8,492	416,023
East West Bancorp, Inc.	7,341	400,892
Enterprise Financial Services Corp.	8,518	384,843
Essent Group, Ltd.(a)	10,283	443,609
Evercore, Inc., Class A	4,484	412,976
Federated Investors, Inc., Class B	18,780	558,705
Fifth Third Bancorp	15,835	436,729
First Busey Corp.	14,730	396,826
First Commonwealth Financial Corp.	27,915	392,485
First Financial Bankshares, Inc.	7,570	490,915
First Interstate BancSystem, Inc., Class A	9,944	414,068
First Merchants Corp.	9,290	375,223
Great Western Bancorp, Inc.	10,531	395,439
Huntington Bancshares, Inc.	29,501	425,109
Independent Bank Corp./Rockland MA	4,965	422,671
JPMorgan Chase & Co.	3,990	416,396
KeyCorp	23,149	408,811
Lakeland Financial Corp.	9,620	464,838
Live Oak Bancshares, Inc.	15,867	257,204
Meridian Bancorp, Inc.	26,413	430,268
Moody's Corp.	2,545	440,590
MSCI, Inc.	2,540	469,189
Pacific Premier Bancorp, Inc.	11,852	353,782
PacWest Bancorp	9,168	376,071
Park National Corp.	4,226	423,234
Peapack Gladstone Financial Corp.	13,972	406,306
People's United Financial, Inc.	25,995	461,671
PNC Financial Services Group, Inc.	3,264	411,329
Preferred Bank	7,609	389,733
Primerica, Inc.	3,895	487,031
SEI Investments Co.	7,281	384,073
ServisFirst Bancshares, Inc.	11,182	391,035
Simmons First National Corp., Class A	14,573	390,994
SunTrust Banks, Inc.	6,669	432,618
SVB Financial Group(a)	1,429	353,192
Synchrony Financial	13,728	447,670
Synovus Financial Corp.	9,662	383,388
T Rowe Price Group, Inc.	4,143	416,082
TCF Financial Corp.	18,333	419,826
Texas Capital Bancshares, Inc.(a)	5,268	321,506
TriState Capital Holdings, Inc.(a)	15,615	353,055
Universal Insurance Holdings, Inc.	9,944	388,214
Walker & Dunlop, Inc.	8,145	454,491
Webster Financial Corp.	7,443	427,377
Western Alliance Bancorp(a)	7,938	367,291
Wintrust Financial Corp.	5,209	383,747
WSFS Financial Corp.	9,453	409,126
Zions Bancorp NA	8,870	453,257
Total Financials		26,921,753

Health Care (7.88%)
ABIOMED, Inc.(a)	1,203	402,403
Align Technology, Inc.(a)	1,171	303,254
AMN Healthcare Services, Inc.(a)	8,932	446,689
Biogen, Inc.(a)	1,353	443,798

Security Description	Shares	Value
Health Care (continued)
Cambrex Corp.(a)	7,279	$300,914
Cerner Corp.(a)	7,034	393,552
Chemed Corp.	1,473	485,353
ChemoCentryx, Inc.(a)	39,305	422,529
Concert Pharmaceuticals, Inc.(a)	34,051	517,235
Corcept Therapeutics, Inc.(a)	32,043	399,576
Eagle Pharmaceuticals, Inc.(a)(b)	6,674	334,167
Emergent BioSolutions, Inc.(a)	6,943	405,124
Enanta Pharmaceuticals, Inc.(a)	4,888	501,216
Encompass Health Corp.	5,719	361,098
Exelixis, Inc.(a)	27,412	613,755
Halozyme Therapeutics, Inc.(a)	26,597	458,798
Illumina, Inc.(a)	1,301	406,914
Laboratory Corp. of America Holdings(a)	2,664	394,911
LeMaitre Vascular, Inc.	13,037	390,067
Ligand Pharmaceuticals, Inc.(a)	1,705	211,556
Medpace Holdings, Inc.(a)	6,994	384,320
Nektar Therapeutics(a)	7,761	314,631
Pfizer, Inc.	10,497	455,045
Regeneron Pharmaceuticals, Inc.(a)	1,174	505,689
REGENXBIO, Inc.(a)	6,325	327,192
Supernus Pharmaceuticals, Inc.(a)	9,745	397,986
United Therapeutics Corp.(a)	3,618	456,917
Universal Health Services, Inc., Class B	3,572	495,901
Veeva Systems, Inc., Class A(a)	4,344	512,201
Zimmer Biomet Holdings, Inc.	3,499	434,296
Zoetis, Inc.	5,116	482,081
Total Health Care		12,959,168

Industrials (18.78%)
Acuity Brands, Inc.	2,831	368,370
Aerovironment, Inc.(a)	3,678	293,026
Allied Motion Technologies, Inc.	8,907	370,977
Allison Transmission Holdings, Inc.	8,769	435,819
Apogee Enterprises, Inc.	10,658	380,384
ASGN, Inc.(a)	5,660	364,561
Atkore International Group, Inc.(a)	17,450	403,095
BMC Stock Holdings, Inc.(a)	20,754	397,024
CAI International, Inc.(a)	17,189	404,973
Caterpillar, Inc.	3,038	417,239
Cintas Corp.	2,108	435,513
Comfort Systems USA, Inc.	8,302	445,153
Continental Building Products, Inc.(a)	11,808	340,425
Copart, Inc.(a)	6,935	406,876
CoStar Group, Inc.(a)	1,067	488,185
Covenant Transportation Group, Inc., Class A(a)	14,596	332,935
CSX Corp.	6,159	447,575
Curtiss-Wright Corp.	3,227	397,857
Energy Recovery, Inc.(a)(b)	50,556	405,459
EnPro Industries, Inc.	5,977	409,962
ESCO Technologies, Inc.	6,828	472,429
Expeditors International of Washington, Inc.	6,177	462,966
Fastenal Co.	7,866	495,086
Federal Signal Corp.	16,971	417,147
FedEx Corp.	1,883	340,823
Fortive Corp.	5,182	422,696
Forward Air Corp.	6,673	431,409
FTI Consulting, Inc.(a)	6,125	454,230
Generac Holdings, Inc.(a)	7,816	402,993
Global Brass & Copper Holdings, Inc.	12,422	419,242
Graco, Inc.	9,275	435,554
H&E Equipment Services, Inc.	12,729	366,468
Harris Corp.	2,644	436,075
Hawaiian Holdings, Inc.	10,953	325,852
HEICO Corp., Class A	5,864	469,061
Hexcel Corp.	6,763	487,883
Hub Group, Inc., Class A(a)	9,473	407,150
Huntington Ingalls Industries, Inc.	1,755	367,515
IDEX Corp.	2,922	421,060
Insteel Industries, Inc.	11,850	269,587
JB Hunt Transport Services, Inc.	3,670	395,149
John Bean Technologies Corp.	3,591	336,477
KAR Auction Services, Inc.	6,987	329,437
Knight-Swift Transportation Holdings, Inc.	12,154	408,739
Landstar System, Inc.	3,651	396,791
Lincoln Electric Holdings, Inc.	4,791	414,038
ManpowerGroup, Inc.	5,146	433,551
Marten Transport, Ltd.	20,220	377,103
Matson, Inc.	12,103	437,039
McGrath RentCorp	8,655	517,915
Meritor, Inc.(a)	22,810	508,207
MSC Industrial Direct Co., Inc., Class A, Class A	5,205	439,354
NCI Building Systems, Inc.(a)	29,118	204,408
Norfolk Southern Corp.	2,426	434,982
NV5 Global, Inc.(a)	5,017	397,647
Old Dominion Freight Line, Inc.	2,780	419,141
PACCAR, Inc.	6,366	431,615
Patrick Industries, Inc.(a)	7,025	317,600
PGT Innovations, Inc.(a)	21,507	324,326
Raven Industries, Inc.	9,712	387,703
Saia, Inc.(a)	5,660	374,466
Schneider National, Inc., Class B	16,908	370,116
Simpson Manufacturing Co., Inc.	5,960	357,183
Snap-on, Inc.	2,419	387,040
Southwest Airlines Co.	7,182	402,479
Systemax, Inc.	16,209	328,394
Tetra Tech, Inc.	6,257	375,545
The Timken Co.	9,316	404,221
Trex Co., Inc.(a)	5,495	411,850
Triton International, Ltd.	12,143	399,626
Union Pacific Corp.	2,784	466,877

Security Description	Shares	Value
Industrials (continued)
United Parcel Service, Inc., Class B, Class B	3,860	$425,372
United Rentals, Inc.(a)	2,711	364,873
Vectrus, Inc.(a)	13,386	360,887
WABCO Holdings, Inc.(a)	3,970	545,994
WageWorks, Inc.(a)	10,596	348,608
Werner Enterprises, Inc.	12,087	417,364
Total Industrials		30,902,751

Information Technology (13.78%)
Adobe, Inc.(a)	1,682	441,525
Advanced Energy Industries, Inc.(a)	8,546	430,462
Alarm.com Holdings, Inc.(a)	8,108	532,128
Alliance Data Systems Corp.	1,834	317,282
Analog Devices, Inc.	4,969	531,484
Appfolio, Inc., Class A(a)	5,112	369,495
Apple, Inc.	2,075	359,286
Applied Materials, Inc.	11,654	446,814
Arista Networks, Inc.(a)	1,696	483,784
Axcelis Technologies, Inc.(a)	22,196	466,560
Broadcom, Inc.	1,897	522,358
Brooks Automation, Inc.	13,035	418,554
Cabot Microelectronics Corp.	5,537	626,235
Casa Systems, Inc.(a)	27,972	285,035
Ciena Corp.(a)	14,883	634,909
Cognex Corp.	8,098	432,433
Coherent, Inc.(a)	2,510	334,031
Cohu, Inc.	28,566	511,046
Control4 Corp.(a)	12,828	231,032
F5 Networks, Inc.(a)	2,347	394,625
Ichor Holdings, Ltd.(a)(b)	19,996	419,316
Immersion Corp.(a)	42,526	381,883
Intel Corp.	9,913	524,992
Intuit, Inc.	1,954	482,892
IPG Photonics Corp.(a)	2,853	442,301
Jack Henry & Associates, Inc.	2,809	372,558
KLA-Tencor Corp.	4,410	509,311
Lam Research Corp.	2,967	522,459
Lumentum Holdings, Inc.(a)	7,497	372,976
Micron Technology, Inc.(a)	10,077	411,948
Microsoft Corp.	4,030	451,481
MKS Instruments, Inc.	5,447	451,393
Nanometrics, Inc.(a)	12,735	362,438
NIC, Inc.	30,772	525,893
NVIDIA Corp.	1,670	257,614
ON Semiconductor Corp.(a)	24,049	516,572
Paychex, Inc.	6,117	471,131
Paycom Software, Inc.(a)	2,822	512,842
Photronics, Inc.(a)	47,606	467,015
Progress Software Corp.	10,733	394,760
Rudolph Technologies, Inc.(a)	18,634	420,756
SMART Global Holdings, Inc.(a)	15,263	447,359
Texas Instruments, Inc.	4,356	460,778
Total System Services, Inc.	4,666	440,470
Trade Desk, Inc., Class A(a)	3,069	606,250
Ubiquiti Networks, Inc.	4,625	667,804
Versum Materials, Inc.	12,831	628,719
Visa, Inc., Class A	3,096	458,580
Vishay Precision Group, Inc.(a)	11,640	405,770
Zebra Technologies Corp., Class A(a)	2,590	519,321
Total Information Technology		22,676,660

Materials (6.13%)
AdvanSix, Inc.(a)	13,162	431,055
Berry Global Group, Inc.(a)	8,789	461,159
Boise Cascade Co.	10,774	300,487
Celanese Corp.	4,021	411,308
Chase Corp.	3,668	354,145
Chemours Co.	11,236	427,305
Eagle Materials, Inc.	5,213	398,482
FMC Corp.	5,302	474,529
Freeport-McMoRan, Inc.	32,320	416,928
Gold Resource Corp.	86,752	406,867
Huntsman Corp.	15,970	395,896
Ingevity Corp.(a)	4,487	516,992
Kronos Worldwide, Inc.	27,162	414,220
Louisiana-Pacific Corp.	14,918	376,978
Myers Industries, Inc.	18,221	347,657
Nucor Corp.	7,104	430,289
Packaging Corp. of America	3,887	371,558
Rayonier Advanced Materials, Inc.	21,829	307,571
Reliance Steel & Aluminum Co.	5,291	472,222
Schnitzer Steel Industries, Inc., Class A	17,076	414,947
Sherwin-Williams Co.	957	414,572
Steel Dynamics, Inc.	9,453	352,786
Trinseo SA	5,827	292,457
Warrior Met Coal, Inc.	17,610	515,621
Westlake Chemical Corp.	5,396	377,019
Total Materials		10,083,050

Real Estate (0.49%)
HFF, Inc., Class A	10,072	455,255
RMR Group, Inc., Class A	4,935	353,099
Total Real Estate		808,354

Utilities (1.47%)
CenterPoint Energy, Inc.	15,602	470,244
Dominion Energy, Inc.	6,341	469,805
NextEra Energy, Inc.	2,629	493,516
OGE Energy Corp.	12,312	523,506
UGI Corp.	8,302	455,780
Total Utilities		2,412,851

TOTAL COMMON STOCKS
(Cost $152,686,136)		153,469,690

LIMITED PARTNERSHIPS (3.67%)
Energy (3.43%)
Alliance Resource Partners LP	23,550	456,870
Andeavor Logistics LP	9,183	323,058
Antero Midstream Partners LP	14,975	361,646
CNX Midstream Partners LP	23,088	358,095
EQM Midstream Partners LP	7,899	307,034
Hi-Crush Partners LP	36,812	142,462
Holly Energy Partners LP	14,426	420,806

Security Description	Shares	Value
Energy (continued)
Magellan Midstream Partners LP	6,635	$403,872
MPLX LP	12,517	415,064
Noble Midstream Partners LP	11,772	396,246
Phillips 66 Partners LP	8,824	432,905
Shell Midstream Partners LP	20,655	369,311
TC PipeLines LP	13,257	421,307
Viper Energy Partners LP	11,138	366,552
Western Gas Partners LP	13,254	443,479
Total Energy		5,618,707

Financials (0.24%)
Blackstone Group LP	12,064	402,817

TOTAL LIMITED PARTNERSHIPS
(Cost $7,193,076)		6,021,524

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.40%)
Money Market Fund (3.00%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $4,933,479)	2.326%	4,933,479	4,933,479

Investments Purchased with Collateral from Securities Loaned (0.40%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%
(Cost $666,900)		666,900	666,900
TOTAL SHORT TERM INVESTMENTS
(Cost $5,600,379)			5,600,379

TOTAL INVESTMENTS (100.35%)
(Cost $165,479,591)			$165,091,593
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.35%)			(586,892)
NET ASSETS - 100.00%			$164,504,701

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,611,939.

See Notes to Quarterly Schedule of Investments.

BUZZ US Sentiment Leaders ETF

Schedule of Investments

As of February 28, 2019 (Unaudited)

OTHER ASSETS IN EXCESS OF LIABILITIES (100.00%)	$8,776,429

NET ASSETS (100.00%)	$8,776,429

See Notes to Quarterly Schedule of Investments.

Cohen & Steers Global Realty Majors ETF

Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.58%)
Australia (5.88%)
Dexus	57,302	$488,579
Goodman Group	91,304	829,011
Scentre Group, Ltd.	302,306	829,886
Stockland	138,207	343,130
The GPT Group	102,253	424,319
Vicinity Centres	182,614	318,662
Total Australia		3,233,587

Brazil (0.19%)
Multiplan Empreendimentos Imobiliarios SA	15,334	102,427

Canada (1.12%)
Allied Properties Real Estate Investment Trust	5,913	215,725
Boardwalk Real Estate Investment Trust	2,163	67,670
RioCan Real Estate Investment Trust	17,361	331,666
Total Canada		615,061

France (4.53%)
Covivio	3,553	359,681
Gecina SA	3,125	463,511
Klepierre SA	11,808	412,198
Unibail-Rodamco-Westfield	7,802	1,260,164
Total France		2,495,554

Germany (5.27%)
alstria office REIT-AG	8,967	135,756
Deutsche Wohnen SE	20,121	938,352
LEG Immobilien AG	3,579	399,603
Vonovia SE	29,428	1,427,284
Total Germany		2,900,995

Hong Kong (10.96%)
China Overseas Land & Investment, Ltd.	211,000	776,827
CK Asset Holdings, Ltd.	151,000	1,253,244
Hang Lung Properties, Ltd.	113,000	266,890
Hongkong Land Holdings, Ltd.	66,000	473,220
Link REIT	120,664	1,364,238
Sun Hung Kai Properties, Ltd.	87,000	1,440,810
Wharf Real Estate Investment Co., Ltd.	65,000	456,671
Total Hong Kong		6,031,900

Japan (10.14%)
Japan Real Estate Investment Corp.	80	462,926
Japan Retail Fund Investment Corp.	149	299,965
Mitsubishi Estate Co., Ltd.	79,000	1,355,825
Mitsui Fudosan Co., Ltd.	56,300	1,332,178
Nippon Building Fund, Inc.	80	520,343
Nippon Prologis REIT, Inc.	123	261,305
Nomura Real Estate Master Fund, Inc.	247	338,153
Sumitomo Realty & Development Co., Ltd.	27,000	1,008,639
Total Japan		5,579,334

Singapore (2.13%)
Ascendas Real Estate Investment Trust	145,105	300,513
CapitaLand Mall Trust	158,847	281,977
CapitaLand, Ltd.	141,900	358,948
City Developments, Ltd.	35,100	231,577
Total Singapore		1,173,015

Spain (0.29%)
Inmobiliaria Colonial Socimi SA	15,511	159,934

Sweden (0.51%)
Castellum AB	15,573	283,690

Switzerland (0.42%)
PSP Swiss Property AG	2,287	232,813

United Kingdom (3.55%)
British Land Co. PLC	55,311	443,252
Derwent London PLC	6,308	273,254
Hammerson PLC	43,689	221,184
Land Securities Group PLC	42,818	510,898
Segro PLC	57,561	504,648
Total United Kingdom		1,953,236

United States (54.59%)
Alexandria Real Estate Equities, Inc.	6,112	830,560
American Campus Communities, Inc.	7,809	351,874
American Homes 4 Rent, Class A	14,715	321,376
American Tower Corp.	12,765	2,248,555
AvalonBay Communities, Inc.	7,851	1,528,040
Boston Properties, Inc.	8,790	1,166,345
Digital Realty Trust, Inc.	11,710	1,324,635
Douglas Emmett, Inc.	9,159	353,537
Duke Realty Corp.	20,404	603,346
Equinix, Inc.	4,569	1,934,971
Equity LifeStyle Properties, Inc.	5,100	554,064
Equity Residential	20,919	1,541,521
Essex Property Trust, Inc.	3,745	1,048,001
Extra Space Storage, Inc.	7,175	688,370
Federal Realty Investment Trust	4,193	560,143

Security Description	Shares	Value
United States (continued)
Highwoods Properties, Inc.	5,923	$274,294
Host Hotels & Resorts, Inc.	42,116	825,895
Kilroy Realty Corp.	5,732	422,506
National Retail Properties, Inc.	8,990	468,379
Park Hotels & Resorts, Inc.	11,460	358,010
Prologis, Inc.	31,324	2,194,559
Public Storage	8,517	1,801,260
Realty Income Corp.	16,763	1,159,329
Regency Centers Corp.	9,608	626,922
Simon Property Group, Inc.	12,156	2,202,181
SL Green Realty Corp.	4,827	437,905
UDR, Inc.	15,678	696,417
Ventas, Inc.	20,225	1,269,119
Vornado Realty Trust	9,828	661,523
Welltower, Inc.	21,336	1,585,478
Total United States		30,039,115

TOTAL COMMON STOCKS
(Cost $46,518,998)		54,800,661

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.12%)
State Street Institutional Treasury Plus Money Market Fund	2.326%	63,544	63,544
TOTAL SHORT TERM INVESTMENTS
(Cost $63,544)			63,544

TOTAL INVESTMENTS (99.70%)
(Cost $46,582,542)			$54,864,205
NET LIABILITIES LESS OTHER ASSETS (0.30%)			162,495
NET ASSETS - 100.00%			$55,026,700

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Core Income ETF

Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (70.95%)
Communications (4.89%)
21st Century Fox America, Inc.
3.00%, 09/15/2022	$200,000	$199,803
Alphabet, Inc.
2.00%, 08/15/2026	300,000	278,229
AT&T, Inc.
3.40%, 05/15/2025	200,000	195,233
4.10%, 02/15/2028	500,000	493,224
CBS Corp.
2.50%, 02/15/2023	150,000	143,545
3.50%, 01/15/2025	539,000	526,429
3.70%, 06/01/2028	54,000	51,274
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	400,000	401,958
Comcast Corp.
5.15%, 03/01/2020	400,000	408,923
3.60%, 03/01/2024	106,000	107,689
3.55%, 05/01/2028	300,000	297,218
4.15%, 10/15/2028	200,000	206,753
Discovery Communications LLC
2.95%, 03/20/2023	200,000	193,911
3.95%, 03/20/2028	200,000	190,694
Lamar Media Corp.
5.00%, 05/01/2023	400,000	409,000
5.38%, 01/15/2024	200,000	206,500
Level 3 Financing, Inc.
5.13%, 05/01/2023	90,000	90,908
Time Warner Cable LLC
5.00%, 02/01/2020	390,000	396,011
4.00%, 09/01/2021	125,000	126,188
T-Mobile USA, Inc.
4.00%, 04/15/2022	300,000	301,500
VeriSign, Inc.
4.63%, 05/01/2023	300,000	305,868
Verizon Communications, Inc.
3.38%, 02/15/2025	27,000	27,047
3M US L + 1.10%, 05/15/2025(a)	175,000	174,580
4.33%, 09/21/2028	300,000	310,924
4.02%, 12/03/2029	174,000	174,180
Virgin Media Secured Finance PLC
5.25%, 01/15/2021	350,000	358,628
Walt Disney Co.
2.45%, 03/04/2022	100,000	98,952
3.15%, 09/17/2025	67,000	67,414
Warner Media LLC
4.75%, 03/29/2021	200,000	207,135
Total Communications		6,949,718

Consumer Discretionary (5.73%)
ADT Security Corp.
4.13%, 06/15/2023	125,000	122,969
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024	400,000	404,375
3.40%, 12/06/2027	300,000	287,507
Amazon.com, Inc.
3.15%, 08/22/2027	577,000	569,641
American Honda Finance Corp.
2.60%, 11/16/2022	218,000	214,220
Aramark Services, Inc.
5.13%, 01/15/2024	320,000	328,000
Delta Air Lines, Inc.
3.40%, 04/19/2021	300,000	299,728
eBay, Inc.
2.88%, 08/01/2021	200,000	199,281
3.45%, 08/01/2024	200,000	198,302
Ford Motor Credit Co. LLC
3M US L + 1.00%, 01/09/2020(a)	300,000	299,542
General Motors Financial Co., Inc.
3.20%, 07/13/2020	150,000	150,116
4.38%, 09/25/2021	100,000	101,713
3.70%, 05/09/2023	500,000	493,420
Goodyear Tire & Rubber Co.
5.13%, 11/15/2023	300,000	300,375
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	100,000	99,750
Home Depot, Inc.
2.70%, 04/01/2023	400,000	400,195
Lennar Corp.
4.50%, 06/15/2019	100,000	100,313
4.50%, 11/15/2019	300,000	301,875
Lowe's Cos., Inc.
2.50%, 04/15/2026	200,000	183,033
3.10%, 05/03/2027	200,000	188,988
Marriott International, Inc.
4.00%, 04/15/2028	250,000	246,769
McDonald's Corp.
3.70%, 01/30/2026	300,000	302,198
3.50%, 03/01/2027	100,000	98,858
PulteGroup, Inc.
4.25%, 03/01/2021	300,000	303,375
Service Corp. International
5.38%, 01/15/2022	18,000	18,225
5.38%, 05/15/2024	300,000	307,500
Starbucks Corp.
3.85%, 10/01/2023	300,000	307,725
TJX Cos., Inc.
2.75%, 06/15/2021	100,000	99,800
Toyota Motor Credit Corp.
3M US L + 0.39%, 01/11/2023(a)	300,000	297,925
3.42%, 07/20/2023	700,000	709,849
3.20%, 01/11/2027	200,000	198,925
Total Consumer Discretionary		8,134,492

Security Description	Principal Amount	Value
Consumer Staples (2.58%)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	$200,000	$198,883
Constellation Brands, Inc.
2.70%, 05/09/2022	100,000	97,891
4.25%, 05/01/2023	300,000	309,348
4.75%, 12/01/2025	100,000	104,056
Kellogg Co.
3.25%, 05/14/2021	300,000	299,359
Kraft Heinz Foods Co.
5.38%, 02/10/2020	200,000	204,024
Kroger Co.
3.70%, 08/01/2027	101,000	97,387
PepsiCo, Inc.
1.70%, 10/06/2021	700,000	682,326
3.10%, 07/17/2022	300,000	303,431
Procter & Gamble Co.
2.45%, 11/03/2026	300,000	286,210
Tyson Foods, Inc.
2.65%, 08/15/2019	200,000	199,693
Walmart, Inc.
3.40%, 06/26/2023	261,000	266,235
3.30%, 04/22/2024	300,000	305,592
3.70%, 06/26/2028	300,000	307,799
Total Consumer Staples		3,662,234

Energy (7.75%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	300,000	305,473
BP Capital Markets America, Inc.
3.25%, 05/06/2022	1,000,000	1,007,989
BP Capital Markets PLC
3.51%, 03/17/2025	250,000	252,413
3.72%, 11/28/2028	200,000	203,995
Chevron Corp.
2.90%, 03/03/2024	500,000	498,307
3.33%, 11/17/2025	300,000	303,861
2.95%, 05/16/2026	280,000	275,667
Concho Resources, Inc.
3.75%, 10/01/2027	200,000	194,219
ConocoPhillips Co.
4.95%, 03/15/2026	200,000	219,285
Continental Resources, Inc.
4.50%, 04/15/2023	300,000	306,026
3.80%, 06/01/2024	300,000	296,645
DCP Midstream Operating LP
5.35%, 03/15/2020(b)	200,000	204,000
Energy Transfer LP
4.25%, 03/15/2023	35,000	35,532
Energy Transfer Operating LP
3.60%, 02/01/2023	178,000	177,441
Enterprise Products Operating LLC
3.35%, 03/15/2023	500,000	501,262
Exxon Mobil Corp.
2.22%, 03/01/2021	500,000	495,848
3.04%, 03/01/2026	700,000	695,220
Halliburton Co.
3.80%, 11/15/2025	200,000	201,148
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	300,000	308,569
Kinder Morgan, Inc.
3.05%, 12/01/2019	500,000	500,088
Marathon Oil Corp.
4.40%, 07/15/2027	56,000	56,545
Marathon Petroleum Corp.
3.80%, 04/01/2028(b)	200,000	192,194
MPLX LP
4.50%, 07/15/2023	250,000	258,699
Nabors Industries, Inc.
5.00%, 09/15/2020	300,000	302,625
Newfield Exploration Co.
5.63%, 07/01/2024	300,000	321,375
ONEOK Partners LP
3.38%, 10/01/2022	500,000	500,858
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	100,000	103,471
5.63%, 04/15/2023	400,000	426,270
5.75%, 05/15/2024	200,000	216,611
Schlumberger Investment SA
3.65%, 12/01/2023	800,000	823,904
Shell International Finance BV
2.88%, 05/10/2026	300,000	291,782
Williams Cos., Inc.
4.55%, 06/24/2024	200,000	207,084
3.90%, 01/15/2025	313,000	314,054
Total Energy		10,998,460

Financials (27.05%)
Aflac, Inc.
3.63%, 11/15/2024	400,000	408,603
Aircastle, Ltd.
5.50%, 02/15/2022	400,000	414,156
Ally Financial, Inc.
4.13%, 02/13/2022	723,000	729,552
American Express Credit Corp.
2.25%, 05/05/2021	400,000	394,123
American International Group, Inc.
4.13%, 02/15/2024	150,000	152,902
3.90%, 04/01/2026	200,000	196,372
Bank of America Corp.
3M US L + 0.77%, 02/05/2026(a)	1,000,000	974,796
4.25%, 10/22/2026	500,000	502,660
Bank of Montreal
1.90%, 08/27/2021	1,000,000	975,737
2.35%, 09/11/2022	300,000	293,118
2.55%, 11/06/2022	200,000	196,785
Bank of New York Mellon Corp.
2.45%, 11/27/2020	652,000	648,585
3M US L + 1.05%, 10/30/2023(a)	484,000	488,040
3.25%, 05/16/2027	85,000	83,940
Barclays PLC
3M US L + 1.38%, 05/16/2024(a)	500,000	484,410

Security Description	Principal Amount	Value
Financials (continued)
BB&T Corp.
2.63%, 06/29/2020	$150,000	$149,431
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	500,000	495,290
BNP Paribas SA
2.38%, 05/21/2020	200,000	199,000
5.00%, 01/15/2021	150,000	155,608
3.25%, 03/03/2023	250,000	252,253
Boston Properties LP
3.85%, 02/01/2023	800,000	814,470
Branch Banking & Trust Co.
2.10%, 01/15/2020	300,000	298,012
2.25%, 06/01/2020	300,000	297,561
Capital One Financial Corp.
3.50%, 06/15/2023	600,000	594,532
3.30%, 10/30/2024	125,000	120,965
3.80%, 01/31/2028	72,000	69,130
Capital One NA
2.25%, 09/13/2021	300,000	292,259
Charles Schwab Corp.
2.65%, 01/25/2023	300,000	296,413
Chubb INA Holdings, Inc.
2.70%, 03/13/2023	115,000	113,426
3.35%, 05/03/2026	475,000	473,355
Citigroup, Inc.
2.65%, 10/26/2020	300,000	298,474
2.70%, 03/30/2021	350,000	348,346
3M US L + 1.43%, 09/01/2023(a)	500,000	508,560
4.45%, 09/29/2027	300,000	301,500
CME Group, Inc.
3.75%, 06/15/2028	100,000	102,386
Cooperatieve Rabobank UA
4.63%, 12/01/2023	500,000	515,820
CoreCivic, Inc.
4.63%, 05/01/2023	300,000	289,500
Credit Suisse Group Funding Guernsey, Ltd.
3.13%, 12/10/2020	175,000	174,793
3.45%, 04/16/2021	150,000	150,381
4.55%, 04/17/2026	450,000	461,434
Crown Castle International Corp.
4.88%, 04/15/2022	135,000	140,674
Deutsche Bank AG
4.25%, 10/14/2021	300,000	298,361
3.95%, 02/27/2023	200,000	193,529
Discover Bank
7.00%, 04/15/2020	175,000	181,798
3.20%, 08/09/2021	100,000	99,722
4.65%, 09/13/2028	250,000	253,858
Fidelity National Information Services, Inc.
2.25%, 08/15/2021	200,000	194,616
3.50%, 04/15/2023	152,000	151,182
GE Capital International Funding Co.
2.34%, 11/15/2020	200,000	196,744
GLP Capital LP / GLP Financing II, Inc.
4.88%, 11/01/2020	500,000	508,750
Goldman Sachs Group, Inc.
3M US L + 0.75%, 02/23/2023(a)	800,000	792,768
3M US L + 1.60%, 11/29/2023(a)	500,000	511,559
3.50%, 11/16/2026	40,000	38,546
Host Hotels & Resorts LP
4.00%, 06/15/2025	200,000	196,239
HSBC Holdings PLC
4.30%, 03/08/2026	250,000	254,952
3.90%, 05/25/2026	400,000	397,880
3M US L + 1.38%, 09/12/2026(a)	300,000	301,630
4.38%, 11/23/2026	200,000	201,467
Huntington Bancshares, Inc.
3.15%, 03/14/2021	400,000	400,036
4.00%, 05/15/2025	45,000	46,037
Huntington National Bank
3.25%, 05/14/2021	400,000	401,685
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	200,000	205,048
3.10%, 09/15/2027	244,000	236,600
3.75%, 09/21/2028	300,000	304,737
International Lease Finance Corp.
8.25%, 12/15/2020	750,000	809,866
5.88%, 08/15/2022	250,000	266,070
Iron Mountain, Inc.
6.00%, 08/15/2023	60,000	61,650
iStar, Inc.
4.63%, 09/15/2020	200,000	201,500
JPMorgan Chase & Co.
3.38%, 05/01/2023	400,000	400,510
3M US L + 1.23%, 10/24/2023(a)	1,159,000	1,177,741
KeyBank NA/Cleveland OH
3.38%, 03/07/2023	250,000	252,248
KeyCorp
5.10%, 03/24/2021	600,000	624,442
Lincoln National Corp.
3.35%, 03/09/2025	400,000	392,506
3.80%, 03/01/2028	100,000	98,442
M&T Bank Corp.
3M US L + 0.68%, 07/26/2023(a)	500,000	495,041
Manufacturers & Traders Trust Co.
3M US L + 0.27%, 01/25/2021(a)	600,000	597,587
MetLife, Inc.
3.60%, 04/10/2024	477,000	488,444
6.50%, 12/15/2032	50,000	63,388
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	400,000	405,676

Security Description	Principal Amount	Value
Financials (continued)
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	$300,000	$297,179
3M US L + 1.00%, 09/11/2024(a)	1,000,000	1,006,660
3.17%, 09/11/2027	100,000	96,912
Morgan Stanley
5.63%, 09/23/2019	400,000	405,960
3M US L + 1.40%, 10/24/2023(a)	1,000,000	1,016,958
5.00%, 11/24/2025	600,000	631,655
National Australia Bank, Ltd.
2.50%, 07/12/2026	100,000	92,910
PNC Financial Services Group, Inc.
3.15%, 05/19/2027	400,000	389,257
Prudential Financial, Inc.
4.50%, 11/16/2021	200,000	207,466
Royal Bank of Canada
2.15%, 10/26/2020	300,000	296,632
Royal Bank of Scotland Group PLC
3M US L + 1.48%, 05/15/2023(a)	400,000	394,786
3M US L + 1.47%, 05/15/2023(a)	500,000	491,718
Simon Property Group LP
4.13%, 12/01/2021	400,000	410,690
3.38%, 10/01/2024	100,000	100,448
3.38%, 12/01/2027	200,000	195,947
Starwood Property Trust, Inc.
5.00%, 12/15/2021	250,000	255,938
State Street Corp.
3.30%, 12/16/2024	300,000	304,124
3.55%, 08/18/2025	125,000	128,098
SunTrust Bank/Atlanta GA
3.30%, 05/15/2026	400,000	389,764
Toronto-Dominion Bank
3.15%, 09/17/2020	500,000	502,152
UBS Group Funding Switzerland AG
3.49%, 05/23/2023(b)	200,000	199,635
4.13%, 09/24/2025(b)	150,000	152,768
4.13%, 04/15/2026(b)	100,000	101,625
US Bancorp
2.63%, 01/24/2022	200,000	199,282
3.00%, 03/15/2022	400,000	400,562
Visa, Inc.
3.15%, 12/14/2025	300,000	301,022
2.75%, 09/15/2027	250,000	241,432
Wells Fargo & Co.
2.55%, 12/07/2020	200,000	198,563
3M US L + 0.93%, 02/11/2022(a)	200,000	201,497
3M US L + 1.23%, 10/31/2023(a)	300,000	305,162
3.00%, 04/22/2026	200,000	191,866
Westpac Banking Corp.
2.10%, 05/13/2021	340,000	332,777
3.65%, 05/15/2023	300,000	304,891
2.70%, 08/19/2026	100,000	94,271
Total Financials		38,400,814

Health Care (7.55%)
Abbott Laboratories
2.90%, 11/30/2021	250,000	249,936
AbbVie, Inc.
2.90%, 11/06/2022	600,000	591,121
3.60%, 05/14/2025	100,000	98,401
Aetna, Inc.
3.50%, 11/15/2024	300,000	296,604
Allergan Funding SCS
3.00%, 03/12/2020	700,000	699,807
3.85%, 06/15/2024	300,000	299,278
Amgen, Inc.
3.63%, 05/22/2024	400,000	406,260
Anthem, Inc.
3.50%, 08/15/2024	100,000	100,034
Becton Dickinson and Co.
2.13%, 06/06/2019	200,000	199,545
3M US L + 0.875%, 12/29/2020(a)	200,000	199,428
Centene Corp.
5.63%, 02/15/2021	37,000	37,555
4.75%, 05/15/2022	400,000	409,000
Cigna Corp.
4.38%, 10/15/2028(b)	200,000	202,997
CVS Health Corp.
2.25%, 08/12/2019	300,000	299,131
3M US L + 0.63%, 03/09/2020(a)	400,000	400,923
4.00%, 12/05/2023	150,000	152,583
Eli Lilly & Co.
2.75%, 06/01/2025	140,000	137,436
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
5.88%, 10/15/2024(b)	200,000	201,000
Express Scripts Holding Co.
4.75%, 11/15/2021	250,000	259,637
3.00%, 07/15/2023	500,000	490,748
Fresenius Medical Care US Finance II, Inc.
4.13%, 10/15/2020(b)	400,000	402,704
Gilead Sciences, Inc.
4.40%, 12/01/2021	200,000	206,477
2.50%, 09/01/2023	200,000	193,587
HCA, Inc.
6.50%, 02/15/2020	600,000	618,094
Johnson & Johnson
2.45%, 03/01/2026	500,000	478,395
Medtronic, Inc.
3.50%, 03/15/2025	300,000	305,025
Merck & Co., Inc.
2.80%, 05/18/2023	980,000	974,495

Security Description	Principal Amount	Value
Health Care (continued)
Pfizer, Inc.
3.20%, 09/15/2023	$423,000	$428,726
3.00%, 12/15/2026	200,000	196,492
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	152,000	151,460
Thermo Fisher Scientific, Inc.
3.65%, 12/15/2025	150,000	150,468
UnitedHealth Group, Inc.
2.88%, 03/15/2023	300,000	298,757
3.75%, 07/15/2025	400,000	411,043
3.10%, 03/15/2026	183,000	179,615
Total Health Care		10,726,762

Industrials (4.99%)
Boeing Co.
3.45%, 11/01/2028	300,000	304,292
Burlington Northern Santa Fe LLC
3.05%, 09/01/2022	300,000	301,409
Caterpillar Financial Services Corp.
2.75%, 08/20/2021	50,000	49,871
2.40%, 06/06/2022	300,000	295,729
CNH Industrial Capital LLC
4.88%, 04/01/2021	300,000	307,170
CNH Industrial NV
4.50%, 08/15/2023	400,000	408,760
CSX Corp.
3.40%, 08/01/2024	300,000	301,309
2.60%, 11/01/2026	100,000	92,727
FedEx Corp.
3.40%, 02/15/2028	300,000	287,898
General Dynamics Corp.
3.50%, 05/15/2025	375,000	382,143
2.63%, 11/15/2027	300,000	283,373
General Electric Co.
2.70%, 10/09/2022	200,000	193,801
Honeywell International, Inc.
2.50%, 11/01/2026	300,000	287,157
John Deere Capital Corp.
3M US L + 0.16%, 01/08/2021(a)	200,000	199,482
2.65%, 06/24/2024	400,000	390,297
Lockheed Martin Corp.
3.55%, 01/15/2026	300,000	305,396
Northrop Grumman Corp.
3.50%, 03/15/2021	35,000	35,439
3.25%, 01/15/2028	300,000	287,199
Textron, Inc.
3.65%, 03/01/2021	89,000	89,172
3.65%, 03/15/2027	250,000	239,468
United Parcel Service, Inc.
2.50%, 04/01/2023	587,000	577,441
2.40%, 11/15/2026	72,000	67,667
United Rentals North America, Inc.
4.63%, 07/15/2023	500,000	511,500
United Technologies Corp.
2.80%, 05/04/2024	400,000	388,341
WESCO Distribution, Inc.
5.38%, 12/15/2021	200,000	202,750
XPO Logistics, Inc.
6.13%, 09/01/2023(b)	300,000	300,375
Total Industrials		7,090,166

Materials (3.48%)
3M Co.
3.25%, 02/14/2024	800,000	812,667
Ashland LLC
4.75%, 08/15/2022	300,000	309,375
Ball Corp.
4.00%, 11/15/2023	300,000	301,500
Celanese US Holdings LLC
5.88%, 06/15/2021	200,000	209,434
4.63%, 11/15/2022	200,000	204,731
Dow Chemical Co.
4.25%, 11/15/2020	200,000	203,350
3.00%, 11/15/2022	300,000	298,386
Glencore Funding LLC
3.00%, 10/27/2022(b)	500,000	487,064
Graphic Packaging International LLC
4.75%, 04/15/2021	200,000	204,000
Huntsman International LLC
4.88%, 11/15/2020	300,000	307,537
International Paper Co.
3.00%, 02/15/2027	200,000	187,176
LyondellBasell Industries NV
5.75%, 04/15/2024	300,000	322,048
Nutrien, Ltd.
3.50%, 06/01/2023	300,000	296,654
Sealed Air Corp.
6.50%, 12/01/2020(b)	200,000	209,000
Sherwin-Williams Co.
3.45%, 08/01/2025	300,000	294,710
3.45%, 06/01/2027	200,000	190,835
Steel Dynamics, Inc.
5.50%, 10/01/2024	100,000	103,000
Total Materials		4,941,467

Technology (4.57%)
Apple, Inc.
2.40%, 05/03/2023	500,000	491,035
3.45%, 05/06/2024	300,000	306,691
2.75%, 01/13/2025	125,000	122,679
3.20%, 05/11/2027	300,000	296,713
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, 01/15/2022	200,000	196,535
3.63%, 01/15/2024	300,000	291,594
Cisco Systems, Inc.
2.20%, 09/20/2023	200,000	195,080
Corning, Inc.
2.90%, 05/15/2022	100,000	98,323
Dell International LLC / EMC Corp.
4.42%, 06/15/2021(b)	300,000	305,617
5.88%, 06/15/2021(b)	50,000	51,022

Security Description	Principal Amount	Value
Technology (continued)
Flex, Ltd.
5.00%, 02/15/2023	$400,000	$410,060
IBM Credit LLC
3M US L + 0.16%, 02/05/2021(a)	750,000	748,310
Intel Corp.
2.60%, 05/19/2026	300,000	287,851
International Business Machines Corp.
2.50%, 01/27/2022	500,000	493,683
3.63%, 02/12/2024	300,000	306,316
Microsoft Corp.
3.45%, 08/08/2036	250,000	243,025
Moody's Corp.
4.50%, 09/01/2022	72,000	74,664
NCR Corp.
5.00%, 07/15/2022	100,000	100,489
Oracle Corp.
3.40%, 07/08/2024	300,000	303,978
QUALCOMM, Inc.
2.60%, 01/30/2023	400,000	389,102
2.90%, 05/20/2024	375,000	362,998
S&P Global, Inc.
4.00%, 06/15/2025	300,000	309,790
Xerox Corp.
3.50%, 08/20/2020	100,000	99,530
Total Technology		6,485,085

Utilities (2.36%)
AES Corp.
4.50%, 03/15/2023	300,000	303,000
Alabama Power Co.
3.55%, 12/01/2023	150,000	152,002
CMS Energy Corp.
3.60%, 11/15/2025	150,000	148,434
Consumers Energy Co.
3.38%, 08/15/2023	200,000	201,703
3.13%, 08/31/2024	200,000	198,173
Dominion Energy, Inc.
5.20%, 08/15/2019	150,000	151,482
4.25%, 06/01/2028	250,000	255,212
Duke Energy Carolinas LLC
2.95%, 12/01/2026	200,000	193,954
Duke Energy Corp.
1.80%, 09/01/2021	600,000	580,850
Exelon Corp.
3.50%, 06/01/2022	200,000	198,877
3.40%, 04/15/2026	175,000	169,968
Exelon Generation Co. LLC
4.25%, 06/15/2022	100,000	102,509
Southern Co.
2.95%, 07/01/2023	500,000	491,386
Southwestern Electric Power Co.
4.10%, 09/15/2028	200,000	202,944
Total Utilities		3,350,494

TOTAL CORPORATE BONDS
(Cost $100,025,887)		100,739,692

GOVERNMENT BONDS (17.11%)
United States Treasury Bond
2.75%, 02/15/2028	2,000,000	2,008,945
3.88%, 08/15/2040	1,402,300	1,596,677
2.75%, 11/15/2047	1,900,000	1,776,426
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040(c)	554,280	667,030
United States Treasury Note
2.88%, 11/15/2021	1,000,000	1,009,824
2.88%, 10/31/2023	3,000,000	3,046,758
3.00%, 10/31/2025	5,000,000	5,119,727
United States Treasury Strip Principal
0.00%, 02/15/2038(d)	5,000,000	2,910,639
0.00%, 08/15/2039(d)	6,000,000	3,280,207
0.00%, 11/15/2046(d)	3,000,000	1,266,638
0.00%, 05/15/2048(d)	4,000,000	1,610,969
TOTAL GOVERNMENT BONDS
(Cost $23,910,398)		24,293,840

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.19%)
State Street Institutional Treasury Plus Money Market Fund	2.326%	8,782,777	8,782,777
TOTAL SHORT TERM INVESTMENTS
(Cost $8,782,777)			8,782,777

TOTAL INVESTMENTS (94.25%)
(Cost $132,719,062)			$133,816,309
OTHER ASSETS IN EXCESS OF LIABILITIES (5.75%)			8,167,467
NET ASSETS - 100.00%			$141,983,776

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

LIBOR Rate:
3M US L - 3 Month LIBOR as of February 28, 2019 was 2.62%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of February 28, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,010,001, representing 2.12% of net assets.
(c)	Principal amount of security is adjusted for inflation.
(d)	Zero coupon bond.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Unconstrained Income ETF
Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (90.90%)
Communications (19.12%)
Altice Financing SA
6.63%, 02/15/2023(a)	$300,000	$307,500
Cablevision Systems Corp.
5.88%, 09/15/2022	200,000	206,812
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(a)	200,000	197,334
CenturyLink, Inc.
6.45%, 06/15/2021	250,000	260,300
7.50%, 04/01/2024	50,000	53,016
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/2022	150,000	154,125
CSC Holdings LLC
5.13%, 12/15/2021(a)	200,000	201,128
5.38%, 07/15/2023(a)	200,000	206,040
DISH DBS Corp.
5.88%, 07/15/2022	150,000	143,813
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	100,000	107,500
6.63%, 08/01/2026	100,000	98,625
Lamar Media Corp.
5.75%, 02/01/2026	100,000	105,000
Level 3 Financing, Inc.
5.38%, 01/15/2024	150,000	151,125
Netflix, Inc.
5.50%, 02/15/2022	180,000	189,225
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.25%, 02/15/2022	150,000	152,857
Sinclair Television Group, Inc.
5.13%, 02/15/2027(a)	50,000	47,125
Sirius XM Radio, Inc.
4.63%, 05/15/2023(a)	150,000	152,438
Sprint Communications, Inc.
6.00%, 11/15/2022	210,000	213,570
Sprint Corp.
7.88%, 09/15/2023	100,000	107,276
7.13%, 06/15/2024	100,000	103,250
T-Mobile USA, Inc.
6.50%, 01/15/2024	250,000	260,000
Unitymedia GmbH
6.13%, 01/15/2025(a)	150,000	156,000
Univision Communications, Inc.
5.13%, 05/15/2023(a)	100,000	91,000
Viacom, Inc.
3M US L + 3.895%, 02/28/2057(b)	160,000	157,122
Virgin Media Finance PLC
6.00%, 10/15/2024(a)	150,000	154,500
Zayo Group LLC / Zayo Capital, Inc.
6.38%, 05/15/2025	100,000	99,625
5.75%, 01/15/2027(a)	100,000	97,250
Ziggo BV
5.50%, 01/15/2027(a)	150,000	145,125
Total Communications		4,318,681

Consumer Discretionary (9.50%)
ADT Security Corp.
6.25%, 10/15/2021	200,000	211,500
Aramark Services, Inc.
5.13%, 01/15/2024	150,000	153,750
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.50%, 04/01/2023	150,000	152,250
Boyd Gaming Corp.
6.38%, 04/01/2026	150,000	156,937
Dana, Inc.
5.50%, 12/15/2024	150,000	149,437
Hertz Corp.
7.63%, 06/01/2022(a)	50,000	51,250
International Game Technology PLC
6.25%, 02/15/2022(a)	195,000	204,750
KB Home
7.50%, 09/15/2022	127,000	138,748
LKQ Corp.
4.75%, 05/15/2023	150,000	151,500
Mattamy Group Corp.
6.88%, 12/15/2023(a)	100,000	99,750
MGM Resorts International
6.63%, 12/15/2021	100,000	106,750
ServiceMaster Co. LLC
5.13%, 11/15/2024(a)	175,000	176,313
Toll Brothers Finance Corp.
4.88%, 03/15/2027	100,000	98,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025(a)	100,000	99,905
Wynn Macau, Ltd.
4.88%, 10/01/2024(a)	200,000	193,500
Total Consumer Discretionary		2,144,840

Consumer Staples (3.79%)
B&G Foods, Inc.
5.25%, 04/01/2025	100,000	95,875
Energizer Holdings, Inc.
6.38%, 07/15/2026(a)	150,000	151,875
JBS Investments GmbH
7.25%, 04/03/2024(a)	100,000	103,676
Pilgrim's Pride Corp.
5.75%, 03/15/2025(a)	100,000	100,250
Post Holdings, Inc.
5.50%, 03/01/2025(a)	100,000	100,625
Spectrum Brands, Inc.
5.75%, 07/15/2025	150,000	147,562

Security Description	Principal Amount	Value
Consumer Staples (continued)
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	$150,000	$155,063
Total Consumer Staples		854,926

Energy (12.16%)
Antero Resources Corp.
5.38%, 11/01/2021	175,000	176,312
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00%, 04/01/2022(a)	195,000	211,087
Bruin E&P Partners LLC
8.88%, 08/01/2023(a)	100,000	98,250
Callon Petroleum Co.
6.38%, 07/01/2026	100,000	100,500
Chesapeake Energy Corp.
8.00%, 01/15/2025	50,000	51,063
CNX Resources Corp.
5.88%, 04/15/2022	150,000	151,875
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(a)	100,000	97,250
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 01/30/2026(a)	100,000	105,125
Gulfport Energy Corp.
6.00%, 10/15/2024	150,000	136,875
Murphy Oil Corp.
5.75%, 08/15/2025	150,000	152,717
Parkland Fuel Corp.
6.00%, 04/01/2026(a)	150,000	148,125
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025(a)	150,000	151,125
Peabody Energy Corp.
6.00%, 03/31/2022(a)	100,000	101,250
Range Resources Corp.
5.00%, 08/15/2022	160,000	158,400
Rowan Cos., Inc.
4.88%, 06/01/2022	100,000	93,563
SESI LLC
7.13%, 12/15/2021	100,000	93,000
SM Energy Co.
6.13%, 11/15/2022	100,000	100,000
Sunoco LP / Sunoco Finance Corp.
5.50%, 02/15/2026	100,000	99,580
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%, 04/15/2026(a)	150,000	156,750
Transocean, Inc.
9.00%, 07/15/2023(a)	8,000	8,470
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026	150,000	153,375
Whiting Petroleum Corp.
6.63%, 01/15/2026	50,000	49,250
WPX Energy, Inc.
5.75%, 06/01/2026	150,000	151,500
Total Energy		2,745,442

Financials (11.37%)
Ally Financial, Inc.
5.75%, 11/20/2025	200,000	212,750
CIT Group, Inc.
5.00%, 08/15/2022	236,000	244,260
5.25%, 03/07/2025	75,000	78,750
Equinix, Inc.
5.75%, 01/01/2025	150,000	156,750
First Data Corp.
5.38%, 08/15/2023(a)	150,000	153,844
Genworth Holdings, Inc.
7.70%, 06/15/2020	200,000	200,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.88%, 02/01/2022	150,000	152,250
Iron Mountain, Inc.
5.75%, 08/15/2024	150,000	150,703
iStar, Inc.
5.25%, 09/15/2022	150,000	147,375
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
7.38%, 04/01/2020(a)	150,000	150,675
Jefferies Financial Group, Inc.
5.50%, 10/18/2023	100,000	104,145
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024	100,000	103,625
Navient Corp.
8.00%, 03/25/2020	75,000	78,512
6.50%, 06/15/2022	175,000	180,250
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	150,000	153,932
Springleaf Finance Corp.
5.25%, 12/15/2019	140,000	142,188
5.63%, 03/15/2023	155,000	157,906
Total Financials		2,567,915

Health Care (9.66%)
Avantor, Inc.
6.00%, 10/01/2024(a)	150,000	153,469
Bausch Health Cos., Inc.
5.50%, 03/01/2023(a)	200,000	199,750
6.13%, 04/15/2025(a)	50,000	48,250
Centene Corp.
6.13%, 02/15/2024	200,000	209,625
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021	210,000	206,325
DaVita, Inc.
5.00%, 05/01/2025	200,000	193,750
Encompass Health Corp.
5.75%, 11/01/2024	150,000	152,107

Security Description	Principal Amount	Value
Health Care (continued)
HCA, Inc.
5.88%, 05/01/2023	$225,000	$238,500
Kinetic Concepts, Inc. / KCI USA, Inc.
7.88%, 02/15/2021(a)	200,000	204,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.63%, 10/15/2023(a)	150,000	131,954
Tenet Healthcare Corp.
4.38%, 10/01/2021	200,000	203,500
8.13%, 04/01/2022	50,000	53,563
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	181,000	185,297
Total Health Care		2,180,590

Industrials (6.68%)
Bombardier, Inc.
7.75%, 03/15/2020(a)	125,000	130,950
6.13%, 01/15/2023(a)	100,000	101,000
Covanta Holding Corp.
5.88%, 03/01/2024	150,000	153,562
Novelis Corp.
6.25%, 08/15/2024(a)	100,000	101,000
Terex Corp.
5.63%, 02/01/2025(a)	200,000	194,750
TransDigm, Inc.
6.00%, 07/15/2022	200,000	204,200
United Rentals North America, Inc.
5.75%, 11/15/2024	150,000	155,063
5.88%, 09/15/2026	100,000	102,625
WESCO Distribution, Inc.
5.38%, 06/15/2024	150,000	150,938
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	209,000	213,441
Total Industrials		1,507,529

Materials (10.23%)
AK Steel Corp.
7.63%, 10/01/2021	50,000	50,625
7.50%, 07/15/2023	164,000	169,724
Allegheny Technologies, Inc.
5.95%, 01/15/2021	150,000	154,920
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
7.25%, 05/15/2024(a)	150,000	156,330
BWAY Holding Co.
5.50%, 04/15/2024(a)	100,000	98,720
Cascades, Inc.
5.50%, 07/15/2022(a)	199,000	200,492
Chemours Co.
7.00%, 05/15/2025	200,000	209,000
FMG Resources August 2006 Pty, Ltd.
5.13%, 03/15/2023(a)	100,000	100,000
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	150,000	148,197
Koppers, Inc.
6.00%, 02/15/2025(a)	100,000	88,000
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	150,000	141,562
OCI NV
6.63%, 04/15/2023(a)	100,000	103,875
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/2022(a)	150,000	154,847
Rayonier AM Products, Inc.
5.50%, 06/01/2024(a)	100,000	92,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023(a)	190,000	190,238
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.50%, 06/15/2025(a)	150,000	153,000
United States Steel Corp.
6.88%, 08/15/2025	100,000	99,000
Total Materials		2,311,280

Technology (4.10%)
Anixter, Inc.
5.50%, 03/01/2023	150,000	155,812
CommScope Technologies LLC
6.00%, 06/15/2025(a)	100,000	94,750
Dell International LLC / EMC Corp.
5.88%, 06/15/2021(a)	150,000	153,065
7.13%, 06/15/2024(a)	50,000	53,061
j2 Cloud Services LLC / j2 Global Co.-Obligor, Inc.
6.00%, 07/15/2025(a)	150,000	154,572
NCR Corp.
5.00%, 07/15/2022	164,000	164,802
Nielsen Finance LLC / Nielsen Finance Co.
5.00%, 04/15/2022(a)	150,000	150,375
Total Technology		926,437

Utilities (4.29%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.75%, 05/20/2027	150,000	147,750
Calpine Corp.
5.38%, 01/15/2023	200,000	198,500
Cemig Geracao e Transmissao SA
9.25%, 12/05/2024(a)	100,000	111,409
NGL Energy Partners LP / NGL Energy Finance Corp.
6.13%, 03/01/2025	185,000	175,287
NRG Energy, Inc.
6.63%, 01/15/2027	175,000	186,758

Security Description	Principal Amount	Value
Utilities (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/2024	$150,000	$148,875
Total Utilities		968,579

TOTAL CORPORATE BONDS
(Cost $20,310,992)		20,526,219

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.74%)
State Street Institutional Treasury Plus Money Market Fund	2.326%	1,748,456	1,748,456
TOTAL SHORT TERM INVESTMENTS
(Cost $1,748,456)			1,748,456

TOTAL INVESTMENTS (98.64%)
(Cost $22,059,448)			$22,274,675
OTHER ASSETS IN EXCESS OF LIABILITIES (1.36%)			306,719
NET ASSETS - 100.00%			$22,581,394

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

LIBOR Rate:
3M US L - 3 Month LIBOR as of February 28, 2019 was 2.62%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $8,404,390, representing 37.22% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of February 28, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Dividend Advantage ETF
Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.14%)
Communication Services (6.81%)
Alphabet, Inc., Class A(a)	1,919	$2,161,849
Alphabet, Inc., Class C(a)	1,941	2,173,765
AT&T, Inc.	10,910	339,519
Facebook, Inc., Class A(a)	13,319	2,150,352
Meredith Corp.	20,995	1,202,384
TripAdvisor, Inc.(a)	17,121	910,324
Verizon Communications, Inc.	17,132	975,153
Total Communication Services		9,913,346

Consumer Discretionary (13.89%)
Abercrombie & Fitch Co., Class A	60,071	1,318,559
Amazon.com, Inc.(a)	3,159	5,180,223
Best Buy Co., Inc.	14,943	1,028,676
Dana, Inc.	50,487	997,118
Expedia Group, Inc.	8,765	1,080,812
H&R Block, Inc.	57,065	1,378,120
Home Depot, Inc.	12,924	2,392,749
Kohl's Corp.	14,536	981,616
Modine Manufacturing Co.(a)	51,545	774,721
NIKE, Inc., Class B	11,436	980,408
NVR, Inc.(a)	276	723,120
Six Flags Entertainment Corp.	12,616	702,837
Thor Industries, Inc.	11,105	717,050
Tiffany & Co.	9,918	942,607
Tupperware Brands Corp.	34,252	1,031,328
Total Consumer Discretionary		20,229,944

Consumer Staples (5.49%)
Coca-Cola Co.	12,691	575,410
Molson Coors Brewing Co., Class B	14,398	887,781
Philip Morris International, Inc.	11,460	996,332
Procter & Gamble Co.	25,874	2,549,883
TreeHouse Foods, Inc.(a)	17,323	1,049,427
Walmart, Inc.	19,606	1,940,798
Total Consumer Staples		7,999,631

Energy (3.45%)
Chevron Corp.	2,939	351,446
Exxon Mobil Corp.	13,046	1,031,025
Marathon Petroleum Corp.	9,116	565,283
Occidental Petroleum Corp.	13,743	909,099
ONEOK, Inc.	16,942	1,088,693
PBF Energy, Inc., Class A	15,005	466,205
Phillips 66	6,332	610,152
Total Energy		5,021,903

Financials (13.51%)
Ameriprise Financial, Inc.	7,787	1,025,003
Bank of America Corp.	59,901	1,741,921
Berkshire Hathaway, Inc., Class B(a)	6,712	1,351,126
Cboe Global Markets, Inc.	10,950	1,050,215
Cullen/Frost Bankers, Inc.	7,016	727,419
Everest Re Group, Ltd.	5,626	1,272,095
Goldman Sachs Group, Inc.	6,802	1,337,953
JPMorgan Chase & Co.	31,281	3,264,485
M&T Bank Corp.	1,053	182,232
MetLife, Inc.	25,044	1,131,738
Morgan Stanley	25,615	1,075,318
Navient Corp.	112,018	1,368,860
Principal Financial Group, Inc.	20,427	1,075,277
SunTrust Banks, Inc.	18,883	1,224,940
Synchrony Financial	46,154	1,505,082
Wells Fargo & Co.	6,619	330,222
Total Financials		19,663,886

Health Care (16.46%)
AbbVie, Inc.	20,836	1,651,045
Agilent Technologies, Inc.	16,281	1,293,363
Amgen, Inc.	11,633	2,211,201
Biogen, Inc.(a)	3,788	1,242,502
Bristol-Myers Squibb Co.	29,526	1,525,313
Celgene Corp.(a)	19,084	1,586,262
Edwards Lifesciences Corp.(a)	7,419	1,255,962
Eli Lilly & Co.	21,505	2,715,866
IDEXX Laboratories, Inc.(a)	3,739	789,041
Medtronic PLC	18,824	1,703,572
Merck & Co., Inc.	29,478	2,396,267
Nektar Therapeutics(a)	13,365	541,817
Pfizer, Inc.	12,720	551,412
Thermo Fisher Scientific, Inc.	6,743	1,750,281
Waters Corp.(a)	5,823	1,410,447
Zoetis, Inc.	14,244	1,342,212
Total Health Care		23,966,563

Industrials (9.58%)
AO Smith Corp.	11,136	578,292
Avis Budget Group, Inc.(a)	23,585	844,815
Boeing Co.	6,456	2,840,382
Cummins, Inc.	11,591	1,786,057
Eaton Corp. PLC	2,818	224,792
General Electric Co.	100,305	1,042,169
Honeywell International, Inc.	11,993	1,847,762
Lennox International, Inc.	5,172	1,268,433
Matson, Inc.	36,602	1,321,698
Rockwell Automation, Inc.	6,754	1,205,994
Ryder System, Inc.	15,185	943,900
Wabtec Corp.	539	39,468
Total Industrials		13,943,762

Information Technology (18.31%)
Accenture PLC, Class A	10,855	1,751,780
Apple, Inc.	24,595	4,258,624
Broadcom, Inc.	7,088	1,951,752
Cadence Design Systems, Inc.(a)	25,509	1,460,390
CommVault Systems, Inc.(a)	20,005	1,348,137
InterDigital, Inc.	12,171	848,684

Security Description	Shares	Value
Information Technology (continued)
Intuit, Inc.	6,507	$1,608,075
j2 Global, Inc.	12,576	1,069,086
KLA-Tencor Corp.	12,530	1,447,090
Lam Research Corp.	4,181	736,232
Manhattan Associates, Inc.(a)	27,464	1,503,654
Micron Technology, Inc.(a)	21,755	889,344
Microsoft Corp.	27,163	3,043,071
National Instruments Corp.	32,406	1,514,656
NVIDIA Corp.	2,904	447,971
Texas Instruments, Inc.	16,488	1,744,101
Western Digital Corp.	20,594	1,035,878
Total Information Technology		26,658,525

Materials (2.23%)
CF Industries Holdings, Inc.	23,592	995,582
Freeport-McMoRan, Inc.	41,392	533,957
LyondellBasell Industries NV, Class A	11,569	989,381
Westrock Co.	19,518	729,583
Total Materials		3,248,503

Real Estate (6.25%)
CoreCivic, Inc.	51,853	1,098,247
Hospitality Properties Trust	42,105	1,139,782
Iron Mountain, Inc.	21,448	759,688
Kimco Realty Corp.	45,047	792,377
Macerich Co.	21,608	942,109
RMR Group, Inc., Class A	9,533	682,086
SITE Centers Corp.	81,011	1,081,497
Tanger Factory Outlet Centers, Inc.	42,921	926,664
The GEO Group, Inc.	51,619	1,172,784
Uniti Group, Inc.	52,761	508,616
Total Real Estate		9,103,850

Utilities (3.16%)
Dominion Energy, Inc.	18,396	1,362,959
Duke Energy Corp.	13,097	1,174,277
PPL Corp.	35,470	1,141,070
Southern Co.	18,601	924,284
Total Utilities		4,602,590

TOTAL COMMON STOCKS
(Cost $144,754,402)		144,352,503

EXCHANGE TRADED FUNDS (0.65%)
Utilities (0.65%)
Utilities Select Sector SPDR Fund	16,567	944,485

TOTAL EXCHANGE TRADED FUNDS
(Cost $868,967)		944,485

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.04%)
State Street Institutional Treasury Plus Money Market Fund	2.326%	53,873	$53,873
TOTAL SHORT TERM INVESTMENTS
(Cost $53,873)			53,873

TOTAL INVESTMENTS (99.83%)
(Cost $145,677,242)			$145,350,861
OTHER ASSETS IN EXCESS OF LIABILITIES (0.17%)			251,293
NET ASSETS - 100.00%			$145,602,154

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Flex-Cap ETF
Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.85%)
Communication Services (9.23%)
Alphabet, Inc., Class A(a)	2,457	$2,767,933
Alphabet, Inc., Class C(a)	2,394	2,681,088
CBS Corp., Class B	19,352	971,664
Charter Communications, Inc., Class A(a)	3,979	1,372,397
Comcast Corp., Class A	49,761	1,924,258
Discovery, Inc., Class C(a)	28,352	772,592
Facebook, Inc., Class A(a)	18,442	2,977,461
Total Communication Services		13,467,393

Consumer Discretionary (16.31%)
Aaron's, Inc.	16,603	901,377
Abercrombie & Fitch Co., Class A	50,516	1,108,826
Amazon.com, Inc.(a)	2,665	4,370,147
Children's Place, Inc.	7,114	679,814
Core-Mark Holding Co., Inc.	27,979	881,618
Domino's Pizza, Inc.	3,275	821,829
DSW, Inc., Class A	28,953	857,298
Fossil Group, Inc.(a)	41,217	644,634
Fox Factory Holding Corp.(a)	14,188	899,236
Genesco, Inc.(a)	20,174	973,799
Genuine Parts Co.	7,689	836,409
H&R Block, Inc.	25,753	621,935
Home Depot, Inc.	10,364	1,918,791
Kohl's Corp.	13,042	880,726
Macy's, Inc.	23,246	576,268
MarineMax, Inc.(a)	35,140	689,798
Marriott Vacations Worldwide Corp.	9,991	972,524
PVH Corp.	7,448	855,328
Shoe Carnival, Inc.	19,657	749,718
Signet Jewelers, Ltd.	20,640	580,190
Stamps.com, Inc.(a)	4,340	407,917
Tailored Brands, Inc.	41,297	535,209
Tiffany & Co.	8,741	830,745
Yum! Brands, Inc.	12,689	1,199,111
Total Consumer Discretionary		23,793,247

Consumer Staples (4.35%)
Altria Group, Inc.	22,171	1,161,982
British American Tobacco PLC, Sponsored ADR, ADR	17,061	626,821
Philip Morris International, Inc.	19,860	1,726,628
Procter & Gamble Co.	19,521	1,923,795
Unilever NV	16,875	910,913
Total Consumer Staples		6,350,139

Energy (8.93%)
Baker Hughes, a GE Co.	34,920	921,190
Chevron Corp.	3,590	429,292
Ensco PLC, Class A	152,789	626,435
Exxon Mobil Corp.	33,340	2,634,860
Kinder Morgan, Inc.	61,618	1,180,601
Marathon Petroleum Corp.	14,629	907,144
National Oilwell Varco, Inc.	26,359	741,742
Noble Corp. PLC(a)	196,174	590,484
Oceaneering International, Inc.(a)	48,712	752,600
Oil States International, Inc.(a)	39,254	672,814
Schlumberger Ltd.	24,005	1,057,660
Superior Energy Services, Inc.(a)	174,050	814,554
Transocean, Ltd.(a)	91,236	745,398
Valero Energy Corp.	11,662	951,153
Total Energy		13,025,927

Financials (8.65%)
Bank of America Corp.	81,391	2,366,850
Brighthouse Financial, Inc.(a)	23,367	904,770
Citigroup, Inc.	21,522	1,376,978
Everest Re Group, Ltd.	4,615	1,043,498
Genworth Financial, Inc., Class A(a)	237,985	921,002
JPMorgan Chase & Co.	26,212	2,735,484
Morgan Stanley	27,390	1,149,832
MSCI, Inc.	4,969	917,874
Walker & Dunlop, Inc.	16,534	922,597
Wells Fargo & Co.	5,447	271,751
Total Financials		12,610,636

Health Care (10.18%)
Abbott Laboratories	22,800	1,769,736
AbbVie, Inc.	15,412	1,221,247
Amgen, Inc.	8,123	1,544,020
Biogen, Inc.(a)	3,145	1,031,591
Eli Lilly & Co.	14,342	1,811,251
Gilead Sciences, Inc.	19,958	1,297,669
Johnson & Johnson	20,440	2,792,922
Medtronic PLC	13,857	1,254,058
Thermo Fisher Scientific, Inc.	6,070	1,575,590
UnitedHealth Group, Inc.	2,253	545,722
Total Health Care		14,843,806

Industrials (14.56%)
AECOM(a)	31,271	968,150
Arconic, Inc.	49,402	913,443
Boeing Co.	4,828	2,124,127
CSX Corp.	17,527	1,273,687
Cummins, Inc.	7,536	1,161,222
Delta Air Lines, Inc.	15,430	765,019
Esterline Technologies Corp.(a)	5,986	728,796
Flowserve Corp.	16,179	718,509
Fluor Corp.	20,891	785,502
Honeywell International, Inc.	10,087	1,554,104
Hubbell, Inc.	7,222	852,557
ITT, Inc.	14,788	854,155
Kaman Corp.	14,938	919,882
Matson, Inc.	26,428	954,315
National Presto Industries, Inc.	5,606	628,657
Norfolk Southern Corp.	6,626	1,188,042
Patrick Industries, Inc.(a)	21,916	990,822
Rockwell Automation, Inc.	5,725	1,022,256
SkyWest, Inc.	7,530	406,921
Union Pacific Corp.	9,741	1,633,566

Security Description	Shares	Value
Industrials (continued)
United Continental Holdings, Inc.(a)	8,954	$786,251
Total Industrials		21,229,983

Information Technology (17.92%)
Alliance Data Systems Corp.	4,175	722,275
Apple, Inc.	27,037	4,681,457
Avnet, Inc.	18,804	817,786
Broadcom, Inc.	5,811	1,600,117
Broadridge Financial Solutions, Inc.	7,581	767,576
CACI International, Inc., Class A(a)	5,443	992,041
Cisco Systems, Inc.	4,803	248,651
Cognizant Technology Solutions Corp., Class A	15,458	1,097,209
FLIR Systems, Inc.	16,313	839,304
Insight Enterprises, Inc.(a)	16,714	932,975
Mastercard, Inc., Class A	399	89,683
Micron Technology, Inc.(a)	26,666	1,090,106
Microsoft Corp.	43,404	4,862,550
PayPal Holdings, Inc.(a)	3,458	339,126
Salesforce.com, Inc.(a)	8,798	1,439,793
ScanSource, Inc.(a)	12,861	482,931
Seagate Technology PLC	21,763	1,013,285
Tech Data Corp.(a)	13,913	1,422,187
TTEC Holdings, Inc.	25,546	875,206
Western Digital Corp.	18,169	913,901
Xperi Corp.	37,935	910,440
Total Information Technology		26,138,599

Materials (6.88%)
Boise Cascade Co.	16,355	456,141
CF Industries Holdings, Inc.	19,438	820,284
International Paper Co.	17,661	809,227
Kraton Corp.(a)	29,770	1,059,217
Louisiana-Pacific Corp.	34,162	863,274
LyondellBasell Industries NV, Class A	11,140	952,693
Olin Corp.	34,953	903,884
Packaging Corp. of America	7,838	749,234
PolyOne Corp.	24,104	786,272
Sherwin-Williams Co.	2,176	942,643
Steel Dynamics, Inc.	21,393	798,387
SunCoke Energy, Inc.(a)	19,871	197,120
Westrock Co.	18,394	687,568
Total Materials		10,025,944

Real Estate (1.13%)
CBL & Associates Properties, Inc.(b)	270,008	577,817
Pennsylvania Real Estate Investment Trust	88,360	543,414
Realogy Holdings Corp.	39,070	531,352
Total Real Estate		1,652,583

Utilities (1.71%)
Dominion Energy, Inc.	12,277	909,603
Evergy, Inc.	12,667	708,212
Sempra Energy	7,206	867,891
Total Utilities		2,485,706

TOTAL COMMON STOCKS
(Cost $147,315,481)		145,623,963

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.37%)
Investments Purchased with Collateral from Securities Loaned (0.37%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%
(Cost $546,766)		546,766	546,766

TOTAL INVESTMENTS (100.22%)
(Cost $147,862,247)			$146,170,729
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.22%)			(327,537)
NET ASSETS - 100.00%			$145,843,191

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $520,035.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund
Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (89.54%)
Communications (14.85%)
Cablevision Systems Corp.
8.00%, 04/15/2020	$2,050,000	$2,152,500
CenturyLink, Inc.
5.63%, 04/01/2020	1,967,000	2,004,471
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	1,800,000	1,808,812
DISH DBS Corp.
7.88%, 09/01/2019	2,085,000	2,131,913
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	813,000	819,606
7.63%, 06/15/2021	1,200,000	1,290,000
Lamar Media Corp.
5.00%, 05/01/2023	1,478,000	1,511,255
Level 3 Financing, Inc.
5.38%, 08/15/2022	1,619,000	1,633,166
Netflix, Inc.
5.38%, 02/01/2021	1,500,000	1,554,375
Sinclair Television Group, Inc.
5.38%, 04/01/2021	1,400,000	1,405,250
Sprint Communications, Inc.
7.00%, 08/15/2020	2,175,000	2,272,658
T-Mobile USA, Inc.
6.50%, 01/15/2024	2,008,000	2,088,320
Videotron, Ltd.
5.00%, 07/15/2022	1,000,000	1,026,250
Virgin Media Secured Finance PLC
5.25%, 01/15/2021	1,582,000	1,620,996
Total Communications		23,319,572

Consumer Discretionary (9.28%)
ADT Security Corp.
6.25%, 10/15/2021	1,550,000	1,639,125
3.50%, 07/15/2022	90,000	88,875
American Airlines Group, Inc.
5.50%, 10/01/2019(a)	1,850,000	1,873,125
DR Horton, Inc.
4.38%, 09/15/2022	1,712,000	1,733,905
International Game Technology PLC
6.25%, 02/15/2022(a)	1,808,000	1,898,400
KB Home
4.75%, 05/15/2019	1,600,000	1,600,240
Lennar Corp.
4.50%, 11/15/2019	1,500,000	1,509,375
MGM Resorts International
6.75%, 10/01/2020	1,600,000	1,672,000
PulteGroup, Inc.
4.25%, 03/01/2021	1,000,000	1,011,250
Service Corp. International
5.38%, 01/15/2022	1,526,000	1,545,075
Total Consumer Discretionary		14,571,370

Consumer Staples (1.67%)
Avon Products, Inc.
6.60%, 03/15/2020	14,000	14,297
B&G Foods, Inc.
4.63%, 06/01/2021	1,000,000	1,002,187
Spectrum Brands, Inc.
5.75%, 07/15/2025	260,000	255,775
TreeHouse Foods, Inc.
6.00%, 02/15/2024(a)	1,310,000	1,354,213
Total Consumer Staples		2,626,472

Energy (14.31%)
Antero Resources Corp.
5.38%, 11/01/2021	1,519,000	1,530,392
Concho Resources, Inc.
4.38%, 01/15/2025	1,430,000	1,447,983
Continental Resources, Inc.
5.00%, 09/15/2022	1,248,000	1,262,323
DCP Midstream Operating LP
5.35%, 03/15/2020(a)	1,749,000	1,783,980
Energy Transfer LP
7.50%, 10/15/2020	1,875,000	1,996,875
EnLink Midstream Partners LP
4.40%, 04/01/2024	150,000	146,250
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	1,470,000	1,527,298
Marathon Petroleum Corp.
5.38%, 10/01/2022(a)	1,894,000	1,918,291
Nabors Industries, Inc.
5.00%, 09/15/2020	1,395,000	1,407,206
Newfield Exploration Co.
5.75%, 01/30/2022	1,726,000	1,820,930
Petroleos Mexicanos
8.00%, 05/03/2019	1,549,000	1,564,490
Range Resources Corp.
5.75%, 06/01/2021	300,000	305,250
5.00%, 08/15/2022	1,325,000	1,311,750
Rockies Express Pipeline LLC
5.63%, 04/15/2020(a)	1,350,000	1,383,750
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/01/2023(a)	850,000	851,063
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 05/01/2023	1,667,000	1,694,072
Whiting Petroleum Corp.
5.75%, 03/15/2021	500,000	508,750
Total Energy		22,460,653

Financials (16.01%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/30/2020	1,730,000	1,759,019

Security Description	Principal Amount	Value
Financials (continued)
Air Lease Corp.
4.25%, 02/01/2024	$1,000,000	$1,007,190
Aircastle, Ltd.
6.25%, 12/01/2019	1,803,000	1,839,215
Ally Financial, Inc.
4.25%, 04/15/2021	1,525,000	1,547,875
CIT Group, Inc.
5.00%, 08/15/2022	2,085,000	2,157,975
First Data Corp.
5.38%, 08/15/2023(a)	1,000,000	1,025,630
Genworth Holdings, Inc.
7.70%, 06/15/2020	145,000	145,000
GLP Capital LP / GLP Financing II, Inc.
4.88%, 11/01/2020	1,500,000	1,526,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/2020	1,579,000	1,596,764
Iron Mountain, Inc.
4.38%, 06/01/2021(a)	1,591,000	1,591,000
iStar, Inc.
5.00%, 07/01/2019	896,000	895,104
4.63%, 09/15/2020	1,600,000	1,612,000
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	1,600,000	1,611,231
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	2,045,000	2,098,599
SBA Communications Corp.
4.88%, 07/15/2022	1,002,500	1,017,537
Springleaf Finance Corp.
5.25%, 12/15/2019	1,500,000	1,523,438
8.25%, 12/15/2020	600,000	643,950
Starwood Property Trust, Inc.
5.00%, 12/15/2021	1,500,000	1,535,625
Total Financials		25,133,402

Health Care (6.58%)
Centene Corp.
5.63%, 02/15/2021	1,950,000	1,979,250
DaVita, Inc.
5.75%, 08/15/2022	1,486,000	1,516,730
HCA, Inc.
5.88%, 03/15/2022	2,043,000	2,175,036
Kinetic Concepts, Inc. / KCI USA, Inc.
7.88%, 02/15/2021(a)	1,100,000	1,124,750
Tenet Healthcare Corp.
6.00%, 10/01/2020	1,625,000	1,685,938
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/2019	756,000	753,315
2.20%, 07/21/2021	1,150,000	1,093,415
Total Health Care		10,328,434

Industrials (3.61%)
United Rentals North America, Inc.
5.75%, 11/15/2024	1,636,000	1,691,215
WESCO Distribution, Inc.
5.38%, 12/15/2021	2,100,000	2,128,875
XPO Logistics, Inc.
6.50%, 06/15/2022(a)	1,810,000	1,848,462
Total Industrials		5,668,552

Materials (15.93%)
AK Steel Corp.
7.50%, 07/15/2023	1,500,000	1,552,350
ArcelorMittal
5.13%, 06/01/2020	500,000	511,653
6.00%, 08/05/2020	1,100,000	1,126,266
Ashland LLC
4.75%, 08/15/2022	1,514,000	1,561,313
Ball Corp.
4.38%, 12/15/2020	1,700,000	1,738,250
Berry Global, Inc.
6.00%, 10/15/2022	371,000	382,130
Cascades, Inc.
5.50%, 07/15/2022(a)	684,000	689,130
5.75%, 07/15/2023(a)	1,362,000	1,341,570
Celanese US Holdings LLC
5.88%, 06/15/2021	1,520,000	1,591,697
CF Industries, Inc.
7.13%, 05/01/2020	1,300,000	1,350,375
3.45%, 06/01/2023	175,000	169,969
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 01/15/2023	556,000	562,950
Freeport-McMoRan, Inc.
3.10%, 03/15/2020	1,675,000	1,679,690
3.88%, 03/15/2023	150,000	148,197
Graphic Packaging International LLC
4.75%, 04/15/2021	745,000	759,900
4.88%, 11/15/2022	1,461,000	1,490,220
Huntsman International LLC
4.88%, 11/15/2020	2,065,000	2,116,883
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/2022(a)	1,555,000	1,605,242
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC
5.75%, 10/15/2020	1,259,840	1,263,935
Sealed Air Corp.
6.50%, 12/01/2020(a)	1,400,000	1,463,000
WR Grace & Co.-Conn
5.13%, 10/01/2021(a)	1,841,000	1,903,391
Total Materials		25,008,111

Technology (4.86%)
Dell, Inc.
4.63%, 04/01/2021	100,000	101,687
Flex, Ltd.
5.00%, 02/15/2023	1,070,000	1,096,912
NCR Corp.
4.63%, 02/15/2021	1,500,000	1,496,250

Security Description	Principal Amount	Value
Technology (continued)
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 10/01/2020	$1,600,000	$1,604,000
NXP BV / NXP Funding LLC
4.13%, 06/15/2020(a)	1,500,000	1,514,700
Pitney Bowes, Inc.
3.88%, 10/01/2021	154,000	150,150
Seagate HDD Cayman
4.25%, 03/01/2022	500,000	499,684
Symantec Corp.
3.95%, 06/15/2022	150,000	150,032
Xerox Corp.
4.50%, 05/15/2021	1,000,000	1,017,500
Total Technology		7,630,915

Utilities (2.44%)
Calpine Corp.
6.00%, 01/15/2022(a)	1,650,000	1,678,875
DPL, Inc.
7.25%, 10/15/2021	1,991,000	2,142,814
Total Utilities		3,821,689

TOTAL CORPORATE BONDS
(Cost $139,092,754)		140,569,170

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.26%)
State Street Institutional Treasury Plus Money Market Fund	2.326%	14,543,033	14,543,033
TOTAL SHORT TERM INVESTMENTS
(Cost $14,543,033)			14,543,033

TOTAL INVESTMENTS (98.80%)
(Cost $153,635,787)			$155,112,203
OTHER ASSETS IN EXCESS OF LIABILITIES (1.20%)			1,884,110
NET ASSETS - 100.00%			$156,996,313

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $28,947,171, representing 18.44% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Gold Miners ETF
Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.89%)
Gold Mining (79.39%)
Agnico Eagle Mines, Ltd.	476,684	$20,240,003
Alamos Gold, Inc., Class A	1,342,962	6,499,936
AngloGold Ashanti, Ltd., Sponsored ADR	394,526	5,590,433
B2Gold Corp.(a)	2,193,091	6,886,306
Barrick Gold Corp.	477,224	6,032,111
Cia de Minas Buenaventura SAA, ADR	394,140	6,558,490
Gold Fields, Ltd., Sponsored ADR	824,790	3,406,383
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)(b)	622,915	1,295,663
IAMGOLD Corp.(a)	980,688	3,275,498
Kinross Gold Corp.(a)	1,294,781	4,311,621
Kirkland Lake Gold, Ltd.	758,178	27,787,224
McEwen Mining, Inc.(b)	1,555,380	2,815,238
New Gold, Inc.(a)	1,354,228	1,182,783
Pretium Resources, Inc.(a)	668,000	5,404,120
Royal Gold, Inc.	72,978	6,451,985
Sandstorm Gold, Ltd.(a)(b)	403,207	2,266,023
Seabridge Gold, Inc.(a)(b)	82,379	1,180,491
Sibanye Gold, Ltd., Sponsored ADR(a)(b)	321,562	1,405,226
SSR Mining, Inc.(a)	142,528	1,981,139
Yamana Gold, Inc.	1,058,799	2,731,701
Total Gold Mining		117,302,374

Silver Mining (20.50%)
Coeur Mining, Inc.(a)	263,151	1,257,862
First Majestic Silver Corp.(a)(b)	586,824	3,955,194
Fortuna Silver Mines, Inc.(a)	580,192	2,169,918
Pan American Silver Corp.	388,634	5,192,150
Wheaton Precious Metals Corp.	813,791	17,708,092
Total Silver Mining		30,283,216

TOTAL COMMON STOCKS
(Cost $133,306,927)		147,585,590

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.06%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $164,633)	2.326%	164,633	164,633

Investments Purchased with Collateral from Securities Loaned (2.95%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%
(Cost $4,355,325)		4,355,325	4,355,325
TOTAL SHORT TERM INVESTMENTS
(Cost $4,519,958)			4,519,958

TOTAL INVESTMENTS (102.95%)
(Cost $137,826,885)			$152,105,548
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.95%)			(4,349,848)
NET ASSETS - 100.00%			$147,755,700

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $6,044,238.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Gold Miners ETF
Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.67%)
Gold Mining (87.43%)
Alacer Gold Corp.(a)	409,969	$1,024,961
Alamos Gold, Inc., Class A	565,211	2,735,621
Centerra Gold, Inc.(a)	421,550	2,197,525
China Gold International Resources Corp., Ltd.(a)	561,372	814,788
Continental Gold, Inc.(a)(b)	139,727	244,213
Detour Gold Corp.(a)	334,253	3,383,297
Eldorado Gold Corp.	233,854	1,017,265
Endeavour Mining Corp.(a)	207,013	3,147,787
Gold Standard Ventures Corp.(a)(b)	201,930	232,219
Golden Star Resources, Ltd.(a)	176,004	668,815
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)	1,023,298	2,128,460
IAMGOLD Corp.(a)	340,518	1,137,330
New Gold, Inc.(a)	799,938	698,666
Novagold Resources, Inc.(a)(b)	231,880	920,564
OceanaGold Corp.	1,114,797	3,591,884
Osisko Gold Royalties, Ltd.	291,575	3,268,157
Premier Gold Mines, Ltd.(a)	145,567	204,642
Pretium Resources, Inc.(a)(b)	312,391	2,527,243
Sandstorm Gold, Ltd.(a)	267,537	1,503,558
Seabridge Gold, Inc.(a)(b)	43,914	629,288
SEMAFO, Inc.(a)	236,093	663,812
Sibanye Gold, Ltd., Sponsored ADR(a)(b)	1,066,151	4,659,080
SSR Mining, Inc.(a)	208,601	2,899,554
Teranga Gold Corp.(a)	206,839	680,583
TMAC Resources, Inc.(a)(b)(c)	155,232	698,335
Torex Gold Resources, Inc.(a)	161,997	1,959,795
Wesdome Gold Mines, Ltd.(a)	274,384	1,009,171
Total Gold Mining		44,646,613

Silver Mining (12.24%)
Coeur Mining, Inc.(a)	308,845	1,476,279
Endeavour Silver Corp.(a)(b)	199,543	512,826
First Majestic Silver Corp.(a)(b)	294,309	1,983,643
Fortuna Silver Mines, Inc.(a)	119,717	447,742
Hecla Mining Co.	360,356	864,854
MAG Silver Corp.(a)	64,885	636,055
Silvercorp Metals, Inc.	125,456	326,045
Total Silver Mining		6,247,444

TOTAL COMMON STOCKS
(Cost $52,420,641)		50,894,057

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (9.22%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $42,145)	2.326%	42,145	$42,145

Investments Purchased with Collateral from Securities Loaned (9.14%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%
(Cost $4,668,051)		4,668,051	4,668,051
TOTAL SHORT TERM INVESTMENTS
(Cost $4,710,196)			4,710,196

TOTAL INVESTMENTS (108.89%)
(Cost $57,130,837)			$55,604,253
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.89%)			(4,541,165)
NET ASSETS - 100.00%			$51,063,088

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $6,037,573.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2019, the market value of those securities was $698,335 representing 1.37% of net assets.

See Notes to Quarterly Schedule of Investments.

Workplace Equality Portfolio

Schedule of Investments

As of February 28, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.62%)
Communication Services (7.69%)
Alphabet, Inc., Class C(a)	79	$88,474
AT&T, Inc.	2,745	85,424
BT Group PLC, Sponsored ADR(b)	5,063	73,160
CBS Corp., Class B	1,736	87,165
Comcast Corp., Class A	2,232	86,311
Electronic Arts, Inc.(a)	982	94,056
Facebook, Inc., Class A(a)	603	97,354
Global Eagle Entertainment, Inc.(a)(b)	35,908	95,515
Interpublic Group of Cos., Inc.	3,739	86,109
Live Nation Entertainment, Inc.(a)	1,545	87,385
Netflix, Inc.(a)	306	109,579
Pearson PLC, Sponsored ADR(b)	6,561	74,467
Sirius XM Holdings, Inc.	13,502	80,067
Sprint Corp.(a)	13,034	82,766
TEGNA, Inc.	7,008	92,295
T-Mobile US, Inc.(a)	1,217	87,880
Twitter, Inc.(a)	2,757	84,861
Verizon Communications, Inc.	1,400	79,688
Viacom, Inc., Class B	2,934	85,732
Walt Disney Co.	724	81,696
Yelp, Inc.(a)	2,345	87,375
Total Communication Services		1,827,359

Consumer Discretionary (17.15%)
Abercrombie & Fitch Co., Class A	4,440	97,458
Amazon.com, Inc.(a)	55	90,191
American Eagle Outfitters, Inc.	4,402	89,801
Aramark	2,680	81,204
Best Buy Co., Inc.	1,546	106,427
Caesars Entertainment Corp.(a)	12,448	107,302
Choice Hotels International, Inc.	1,108	88,463
Darden Restaurants, Inc.	759	85,091
Dollar General Corp.	756	89,556
eBay, Inc.	2,832	105,209
Ford Motor Co.	9,668	84,788
GameStop Corp., Class A	6,300	73,710
Gap, Inc.	3,063	77,800
General Motors Co.	2,284	90,172
Groupon, Inc.(a)	25,991	84,991
Hilton Grand Vacations, Inc.(a)	3,006	95,561
Hilton Worldwide Holdings, Inc.	1,137	94,485
Home Depot, Inc.	471	87,201
Hyatt Hotels Corp., Class A	1,159	84,340
InterContinental Hotels Group PLC, ADR(b)	1,485	89,798
Kohl's Corp.	1,268	85,628
L Brands, Inc.	3,024	79,047
Macy's, Inc.	2,673	66,264
Marriott International, Inc., Class A	733	91,823
Mattel, Inc.(a)(b)	7,860	113,341
McDonald's Corp.	434	79,787
MGM Resorts International	3,366	90,040
NIKE, Inc., Class B	1,039	89,073
Nordstrom, Inc.	1,701	80,423
Office Depot, Inc.	35,529	123,286
Royal Caribbean Cruises, Ltd.	814	96,443
Sony Corp., Sponsored ADR	1,610	77,264
Starbucks Corp.	1,227	86,209
Tapestry, Inc.	2,296	80,222
Target Corp.	1,232	89,492
Tesla, Inc.(a)	238	76,131
Tiffany & Co.	995	94,565
TJX Cos., Inc.	1,796	92,117
Toyota Motor Corp., Sponsored ADR	661	80,007
Under Armour, Inc., Class C(a)	4,903	98,452
Visteon Corp.(a)	1,242	106,390
Whirlpool Corp.	719	101,746
Wyndham Destinations, Inc.	2,188	98,526
Wyndham Hotels & Resorts, Inc.	1,734	91,156
Wynn Resorts, Ltd.	806	101,991
Total Consumer Discretionary		4,072,971

Consumer Staples (8.09%)
Altria Group, Inc.	1,564	81,969
Avon Products, Inc.(a)	50,233	155,220
Brown-Forman Corp., Class B	1,637	81,015
Campbell Soup Co.	2,161	77,839
Clorox Co.	489	77,277
Coca-Cola Co.	1,584	71,818
Colgate-Palmolive Co.	1,257	82,799
Constellation Brands, Inc., Class A	466	78,829
Diageo PLC, Sponsored ADR	537	83,117
Estee Lauder Cos., Inc., Class A	597	93,693
General Mills, Inc.	1,991	93,836
Hain Celestial Group, Inc.(a)	4,867	95,734
Hershey Co.	713	78,915
Hormel Foods Corp.	1,774	76,921
Kellogg Co.	1,307	73,532
Kimberly-Clark Corp.	659	76,991
Kraft Heinz Co.	1,716	56,954
Kroger Co.	2,748	80,599
Mondelez International, Inc., Class A	1,851	87,293
PepsiCo, Inc.	688	79,560
Procter & Gamble Co.	828	81,599
Unilever NV, NY Shares	1,406	75,896
Walgreens Boots Alliance, Inc.	1,118	79,590
Total Consumer Staples		1,920,996

Energy (1.43%)
BP PLC, Sponsored ADR	1,998	85,215
Chevron Corp.	718	85,858
ConocoPhillips	1,282	86,984

Security Description	Shares	Value
Energy (continued)
Royal Dutch Shell PLC, Class A	1,328	$82,615
Total Energy		340,672

Financials (20.88%)
American Express Co.	829	89,316
American International Group, Inc.	2,019	87,221
Ameriprise Financial, Inc.	752	98,986
Aon PLC	535	91,769
Aviva PLC, Sponsored ADR	8,131	90,986
Bank of America Corp.	3,224	93,754
Bank of Montreal	1,204	93,840
Bank of New York Mellon Corp.	1,692	88,796
Barclays PLC, Sponsored ADR	10,255	88,808
BB&T Corp.	1,779	90,676
BlackRock, Inc.	206	91,303
Capital One Financial Corp.	1,040	86,923
Charles Schwab Corp.	1,925	88,569
Chubb, Ltd.	602	80,608
Citigroup, Inc.	1,501	96,034
CNA Financial Corp.	1,747	75,505
Comerica, Inc.	1,149	100,089
Credit Suisse Group AG, Sponsored ADR	7,184	88,435
Deutsche Bank AG	9,574	88,464
Discover Financial Services	1,339	95,886
FactSet Research Systems, Inc.	387	91,011
Fifth Third Bancorp	3,318	91,510
First American Financial Corp.	1,724	87,562
Franklin Resources, Inc.	2,715	88,536
Genworth Financial, Inc., Class A(a)	16,624	64,335
Goldman Sachs Group, Inc.	470	92,449
Hartford Financial Services Group, Inc.	1,788	88,256
HSBC Holdings PLC, Sponsored ADR	1,857	75,821
Huntington Bancshares, Inc.	6,503	93,708
JPMorgan Chase & Co.	800	83,488
KeyCorp	5,268	93,033
M&T Bank Corp.	542	93,798
Marsh & McLennan Cos., Inc.	974	90,601
MetLife, Inc.	1,996	90,199
Moody's Corp.	571	98,851
Morgan Stanley	2,002	84,044
Navient Corp.	8,798	107,512
Northern Trust Corp.	950	88,540
PNC Financial Services Group, Inc.	678	85,442
Principal Financial Group, Inc.	1,809	95,226
Progressive Corp.	1,333	97,176
Prudential Financial, Inc.	963	92,304
Royal Bank of Canada	1,147	89,672
S&P Global, Inc.	468	93,773
State Street Corp.	1,252	89,981
Sun Life Financial, Inc.	2,344	88,603
SunTrust Banks, Inc.	1,553	100,743
T Rowe Price Group, Inc.	871	87,475
Toronto-Dominion Bank	1,577	90,488
Travelers Cos., Inc.	649	86,259
UBS Group AG	6,366	80,657
Unum Group	2,680	100,125
US Bancorp	1,691	87,408
Voya Financial, Inc.	2,005	101,393
Wells Fargo & Co.	1,677	83,666
Total Financials		4,959,613

Health Care (10.92%)
AbbVie, Inc.	913	72,346
AmerisourceBergen Corp.	1,046	87,132
Amgen, Inc.	421	80,024
Anthem, Inc.	301	90,520
AstraZeneca PLC, Sponsored ADR	2,006	83,410
Baxter International, Inc.	1,202	89,825
Becton Dickinson and Co.	353	87,823
Biogen, Inc.(a)	270	88,563
Boston Scientific Corp.(a)	2,326	93,319
Bristol-Myers Squibb Co.	1,511	78,058
Cardinal Health, Inc.	1,734	94,226
Centene Corp.(a)	1,340	81,593
Cerner Corp.(a)	1,533	85,771
Cigna Corp.	612	106,757
Covetrus, Inc.(a)	398	14,240
CVS Health Corp.	1,182	68,355
Eli Lilly & Co.	691	87,266
Gilead Sciences, Inc.	1,207	78,479
GlaxoSmithKline PLC, Sponsored ADR	2,002	80,801
Henry Schein, Inc.(a)	995	59,004
Humana, Inc.	274	78,101
Johnson & Johnson	584	79,798
Laboratory Corp. of America Holdings(a)	610	90,426
McKesson Corp.	702	89,266
Medtronic PLC	849	76,835
Merck & Co., Inc.	1,036	84,216
Novartis AG, Sponsored ADR	906	82,654
Pfizer, Inc.	1,799	77,987
Sanofi, Sponsored ADR	1,782	74,131
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	4,989	83,965
Thermo Fisher Scientific, Inc.	348	90,330
UnitedHealth Group, Inc.	319	77,268
Total Health Care		2,592,489

Industrials (11.62%)
3M Co.	413	85,652
Alaska Air Group, Inc.	1,270	78,359
American Airlines Group, Inc.	2,450	87,293
Arconic, Inc.	4,438	82,059
Boeing Co.	250	109,990
Cummins, Inc.	589	90,759
Emerson Electric Co.	1,325	90,299
FedEx Corp.	483	87,423
Fortive Corp.	1,143	93,235
General Electric Co.	10,552	109,635
Harris Corp.	584	96,319

Security Description	Shares	Value
Industrials (continued)
Herman Miller, Inc.	2,480	$90,966
Huron Consulting Group, Inc.(a)	1,530	70,105
IHS Markit, Ltd.(a)	1,643	87,358
JetBlue Airways Corp.(a)	4,850	80,995
Lockheed Martin Corp.	292	90,348
ManpowerGroup, Inc.	1,173	98,825
Navigant Consulting, Inc.	3,434	70,706
Nielsen Holdings PLC	3,277	85,857
Norfolk Southern Corp.	523	93,774
Northrop Grumman Corp.	319	92,497
Owens Corning	1,780	88,875
Raytheon Co.	497	92,690
Republic Services, Inc.	1,050	82,352
Rockwell Automation, Inc.	520	92,851
Southwest Airlines Co.	1,640	91,906
Steelcase, Inc., Class A	5,303	92,856
Thomson Reuters Corp.	1,594	86,730
United Continental Holdings, Inc.(a)	927	81,400
United Technologies Corp.	711	89,351
Wabtec Corp.	57	4,152
WW Grainger, Inc.	278	84,726
Total Industrials		2,760,343

Information Technology (13.18%)
Accenture PLC, Class A	553	89,243
Adobe, Inc.(a)	360	94,500
Alliance Data Systems Corp.	505	87,365
Apple, Inc.	499	86,402
Autodesk, Inc.(a)	630	102,696
Automatic Data Processing, Inc.	604	92,430
Booz Allen Hamilton Holding Corp.	1,678	88,699
Broadridge Financial Solutions, Inc.	803	81,304
CDW Corp.	973	91,355
Cisco Systems, Inc.	1,802	93,290
Corning, Inc.	2,619	91,167
Fidelity National Information Services, Inc.	774	83,708
Hewlett Packard Enterprise Co.	5,977	97,903
HP, Inc.	3,841	75,783
Intel Corp.	1,684	89,185
International Business Machines Corp.	695	96,000
Intuit, Inc.	406	100,335
Leidos Holdings, Inc.	1,465	94,624
Mastercard, Inc., Class A	432	97,101
Microsoft Corp.	768	86,039
NCR Corp.(a)	3,447	96,585
NetApp, Inc.	1,328	86,586
Nokia OYJ, Sponsored ADR	13,717	83,536
NVIDIA Corp.	581	89,625
Oracle Corp.	1,714	89,351
PayPal Holdings, Inc.(a)	965	94,638
QUALCOMM, Inc.	1,375	73,411
salesforce.com, Inc.(a)	615	100,645
Symantec Corp.	4,096	92,119
Tech Data Corp.(a)	970	99,153
Texas Instruments, Inc.	850	89,913
Visa, Inc., Class A	613	90,798
Workday, Inc., Class A(a)	517	102,330
Xerox Corp.	3,987	123,198
Total Information Technology		3,131,017

Materials (3.03%)
Alcoa Corp.(a)	2,855	84,222
Ball Corp.	1,727	94,605
Chemours Co.	2,879	109,488
DowDuPont, Inc.	1,489	79,259
Eastman Chemical Co.	1,090	90,132
Ecolab, Inc.	525	88,678
Linde PLC	490	84,888
PPG Industries, Inc.	782	87,561
Total Materials		718,833

Real Estate (2.33%)
CBRE Group, Inc., Class A(a)	1,935	96,286
DiamondRock Hospitality Co.	8,616	92,105
Iron Mountain, Inc.	2,348	83,166
Jones Lang LaSalle, Inc.	602	99,402
Park Hotels & Resorts, Inc.	2,986	93,283
Weyerhaeuser Co.	3,538	88,061
Total Real Estate		552,303

Utilities (3.30%)
American Electric Power Co., Inc.	989	80,257
Duke Energy Corp.	861	77,197
Entergy Corp.	867	80,917
Exelon Corp.	1,643	79,834
NiSource, Inc.	2,891	77,999
PG&E Corp.(a)	3,287	55,978
Portland General Electric Co.	1,628	81,628
PPL Corp.	2,653	85,347
Public Service Enterprise Group, Inc.	1,436	84,451
Sempra Energy	675	81,297
Total Utilities		784,905

TOTAL COMMON STOCKS
(Cost $20,623,953)		23,661,501

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.01%)
Money Market Fund (0.21%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $48,593)	2.326%	48,593	$48,593

Investments Purchased with Collateral from Securities Loaned (0.80%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.48%
(Cost $191,119)		191,119	191,119
TOTAL SHORT TERM INVESTMENTS
(Cost $239,712)			239,712

TOTAL INVESTMENTS (100.63%)
(Cost $20,863,665)			$23,901,213
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.63%)			(150,406)
NET ASSETS - 100.00%			$23,750,807

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $366,082.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

February 28, 2019 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Clean Energy ETF and the ALPS Disruptive Technologies ETF are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS Sector Dividend Dogs ETF, the Barron’s 400 ETF, the BUZZ US Sentiment Leaders ETF, the Cohen & Steers Global Realty Majors ETF, the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic Unconstrained Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, the RiverFront Strategic Income Fund, the Sprott Gold Miners ETF, the Sprott Junior Gold Miners ETF, and the Workplace Equality Portfolio (each a “Fund” and along with ALPS Clean Energy ETF and ALPS Disruptive Technologies ETF collectively, the “Funds”) are listed on the New York Stock Exchange (“NYSE”) Arca. Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on either exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market are valued at the latest quoted sale price in such market. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at February 28, 2019:

Alerian Energy Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$18,431,158	$–	$–	$18,431,158
U.S. Energy Infrastructure Companies*	14,377,480	–	–	14,377,480
U.S. Energy Infrastructure MLPs*	15,248,924	–	–	15,248,924
U.S. General Partners*	8,553,843	–	–	8,553,843
Short Term Investments
Money Market Fund	27,757	–	–	27,757
Investments Purchased with Collateral from Securities Loaned	312,685	–	–	312,685
Total	$56,951,847	$–	$–	$56,951,847

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$8,970,320,354	$–	$–	$8,970,320,354
Short Term Investments	14,256,927	–	–	14,256,927
Total	$8,984,577,281	$–	$–	$8,984,577,281

ALPS Clean Energy ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$24,194,691	$–	$–	$24,194,691
Master Limited Partnerships*	2,810,903	–	–	2,810,903
Short Term Investments
Money Market Fund	63,327	–	–	63,327
Investments Purchased with Collateral from Securities Loaned	759,072	–	–	759,072
Total	$27,827,993	$–	$–	$27,827,993

ALPS Disruptive Technologies ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$49,930,829	$–	$–	$49,930,829
Short Term Investments
Money Market Fund	49,244	–	–	49,244
Investments Purchased with Collateral from Securities Loaned	1,194,416	–	–	1,194,416
Total	$51,174,489	$–	$–	$51,174,489

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$33,511,935	$–	$–	$33,511,935
Short Term Investments
Money Market Fund	43,777	–	–	43,777
Investments Purchased with Collateral from Securities Loaned	7,000	–	–	7,000
Total	$33,562,712	$–	$–	$33,562,712

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$152,603,260	$–	$–	$152,603,260
Short Term Investments	44,554	–	–	44,554
Total	$152,647,814	$–	$–	$152,647,814

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$270,745,344	$–	$–	$270,745,344
Short Term Investments	316,820	–	–	316,820
Total	$271,062,164	$–	$–	$271,062,164

ALPS Medical Breakthroughs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$189,468,110	$–	$–	$189,468,110
Warrants	–	595	–	595
Short Term Investments
Money Market Fund	64,086	–	–	64,086
Investments Purchased with Collateral from Securities Loaned	9,621,389	–	–	9,621,389
Total	$199,153,585	$595	$–	$199,154,180

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,944,148,121	$–	$–	$1,944,148,121
Total	$1,944,148,121	$–	$–	$1,944,148,121

Barron's 400 ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$153,469,690	$–	$–	$153,469,690
Limited Partnerships*	6,021,524	–	–	6,021,524
Short Term Investments
Money Market Fund	4,933,479	–	–	4,933,479
Investments Purchased with Collateral from Securities Loaned	666,900	–	–	666,900
Total	$165,091,593	$–	$–	$165,091,593

Cohen & Steers Global Realty Majors ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$54,800,661	$–	$–	$54,800,661
Short Term Investments	63,544	–	–	63,544
Total	$54,864,205	$–	$–	$54,864,205

RiverFront Dynamic Core Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$100,739,692	$–	$100,739,692
Government Bonds*	–	24,293,840	–	24,293,840
Short Term Investments	8,782,777	–	–	8,782,777
Total	$8,782,777	$125,033,532	$–	$133,816,309

RiverFront Dynamic Unconstrained Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$20,526,219	$–	$20,526,219
Short Term Investments	1,748,456	–	–	1,748,456
Total	$1,748,456	$20,526,219	$–	$22,274,675

RiverFront Dynamic US Dividend Advantage ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$144,352,503	$–	$–	$144,352,503
Exchange Traded Funds*	944,485	–	–	944,485
Short Term Investments	53,873	–	–	53,873
Total	$145,350,861	$–	$–	$145,350,861

RiverFront Dynamic US Flex-Cap ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$145,623,963	$–	$–	$145,623,963
Investments Purchased with Collateral from Securities Loaned	546,766	–	–	546,766
Total	$146,170,729	$–	$–	$146,170,729

RiverFront Strategic Income Fund
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$140,569,170	$–	$140,569,170
Short Term Investments	14,543,033	–	–	14,543,033
Total	$14,543,033	$140,569,170	$–	$155,112,203

Sprott Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$147,585,590	$–	$–	$147,585,590
Short Term Investments
Money Market Fund	164,633	–	–	164,633
Investments Purchased with Collateral from Securities Loaned	4,355,325	–	–	4,355,325
Total	$152,105,548	$–	$–	$152,105,548

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$50,894,057	$–	$–	$50,894,057
Short Term Investments
Money Market Fund	42,145	–	–	42,145
Investments Purchased with Collateral from Securities Loaned	4,668,051	–	–	4,668,051
Total	$55,604,253	$–	$–	$55,604,253

Workplace Equality Portfolio
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$23,661,501	$–	$–	$23,661,501
Short Term Investments
Money Market Fund	48,593	–	–	48,593
Investments Purchased with Collateral from Securities Loaned	191,119	–	–	191,119
Total	$23,901,213	$–	$–	$23,901,213

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, BUZZ US Sentiment Leaders ETF, Cohen & Steers Global Realty Majors ETF, RiverFront Dynamic US Dividend Advantage ETF, RiverFront Dynamic US Flex-Cap ETF, Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, and Workplace Equality Portfolio have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2019:

	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$320,430	$312,685	$23,048	$335,733
ALPS Clean Energy ETF	733,211	759,072	28,698	787,770
ALPS Disruptive Technologies ETF	2,503,412	1,194,416	1,439,961	2,634,377
ALPS Emerging Sector Dividend Dogs ETF	643,282	7,000	675,269	682,269
ALPS Medical Breakthroughs ETF	24,520,374	9,621,389	16,507,406	26,128,795
Barron's 400 ETF	1,611,939	666,900	1,017,847	1,684,747
RiverFront Dynamic US Flex-Cap ETF	520,035	546,766	-	546,766
Sprott Gold Miners ETF	6,044,238	4,355,325	2,091,343	6,446,668
Sprott Junior Gold Miners ETF	6,037,573	4,668,051	1,593,169	6,261,220
Workplace Equality Portfolio	366,082	191,119	187,199	378,318

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the three months ended February 28, 2019, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance Balance as of November 30, 2018	Purchases	Purchases In-Kind	Sales	Corporate Actions	Share Balance as of February 28, 2019	Market Value as of February 28, 2019	Dividends*	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Master Limited Partnerships
Buckeye Partners LP	12,761,673	1,441,311	1,305,524	(1,747,733)	-	13,760,775	$433,189,197	$-	$87,723,504	$(47,807,925)
Crestwood Equity Partners LP	4,276,648	482,754	437,815	(586,603)	-	4,610,614	146,248,676	-	15,680,376	(3,334,193)
DCP Midstream LP	7,897,589	891,145	808,301	(1,082,477)	-	8,514,558	274,424,204	-	7,015,265	(12,353,693)
EQM Midstream Partners LP	7,247,759	818,565	741,192	(994,548)	-	7,812,968	303,690,066	-	(21,141,842)	(38,185,324)
Genesis Energy LP	9,545,334	1,077,662	976,697	(1,309,427)	-	10,290,266	221,755,232	-	25,393,289	(22,543,600)
Magellan Midstream Partners LP	14,961,861	983,768	1,372,602	(1,954,986)	-	15,363,245	935,160,723	-	35,885,125	(14,201,598)
NGL Energy Partners LP	9,846,434	1,167,258	1,018,502	(1,257,799)	-	10,774,395	140,498,111	-	47,159,594	(1,227,317)
NuStar Energy LP	8,525,973	962,891	872,021	(1,169,581)	-	9,191,304	238,146,687	-	45,627,854	(21,191,580)
Plains All American Pipeline LP	37,215,207	1,244,927	3,555,601	(3,425,931)	-	38,589,804	900,686,025	-	82,069,162	(74,085,920)
Shell Midstream Partners LP	10,799,735	1,219,271	1,104,650	(1,480,665)	-	11,642,991	208,176,679	-	26,652,698	(33,093,613)
TC PipeLines LP	4,728,180	533,330	484,084	(648,171)	-	5,097,423	161,996,103	-	32,278,011	(18,515,572)
Western Midstream Partners LP**	8,761,525	5,013,946	907,497	(860,401)	5,131,896	18,954,463	634,216,332	-	82,211,084	(8,634,893)
							$4,598,188,035	$-	$466,554,120	$(295,175,228)

Investments no longer affiliated as of February 28, 2019
Tallgrass Energy LP	12,885,583	1,453,847	1,318,687	(1,764,914)	-	13,893,203	$314,403,184	$-	$25,816,935	$(1,476,839)
							$314,403,184	$-	$25,816,935	$(1,476,839)

GRAND TOTAL							$4,912,591,219	$-	$492,371,055	$(296,652,067)

*	100% of the Income received was estimated as Return of Capital

**	Following the 02/27/2019 merger of Western Gas Equity Partners, LP and Western Gas Partners, LP, Western Gas Partners LP changed its name to Western Midstream Partners LP on 02/28/2019.

7. Subsequent Events

On February 4, 2019, the Board authorized an orderly liquidation of the BUZZ US Sentiment Leaders ETF (“BUZZ”). The Board determined that closing and liquidating BUZZ was in the best interests of BUZZ and BUZZ’s shareholders. BUZZ closed to new investors on February 28, 2019, and the NYSE ARCA halted trading in BUZZ before the opening of trading on March 4, 2019. Effective March 4, 2019, BUZZ liquidated and shareholders of record received cash at the net asset value of their shares as of that date.

On March 4, 2019, the Board authorized an orderly liquidation of the Workplace Equality Portfolio (“EQLT”). The Board determined that closing and liquidating EQLT was in the best interests of EQLT and EQLT’s shareholders. EQLT will close to new investors on April 25, 2019, and the NYSE ARCA will halt trading in EQLT before the opening of trading on April 29, 2019. Effective April 29, 2019, EQLT will liquidate and shareholders of record will receive cash at the net asset value of their shares as of that date.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the registrant’s last fiscal quarter covered by this Report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	April 26, 2019

By:	/s/ Kathryn Burns
Kathryn Burns
Treasurer (Principal Financial Officer)

Date:	April 26, 2019